Schwab MarketTrack Portfolios(R)

        ANNUAL REPORT
        October 31, 2002


        Schwab MarketTrack
        All Equity Portfolio

        Schwab MarketTrack
        Growth Portfolio

        Schwab MarketTrack
        Balanced Portfolio

        Schwab MarketTrack
        Conservative Portfolio


                                                           [CHARLES SCHWAB LOGO]

Four portfolios that combine the power of indexing with the benefits of asset allocation.


In this report:

          Market overview ................................................    2

          Schwab MarketTrack
          All Equity Portfolio ...........................................    4

          Schwab MarketTrack
          Growth Portfolio ...............................................   12

          Schwab MarketTrack
          Balanced Portfolio .............................................   27

          Schwab MarketTrack
          Conservative Portfolio .........................................   42

          Financial notes ................................................   57

          Fund trustees ..................................................   61

          Glossary .......................................................   64

[PHOTO OF CHARLES SCHWAB)

Charles R. Schwab
Chairman and Co-CEO

Dear Shareholder,

Equity markets are traditionally seen as an indication of investor sentiment about the future, but there are times when they may appear to be more of a reflection of the present.

As the period covered by this report began, America was reeling from September
11. Coming at a time when there was widespread uncertainty about the direction of the economy and no uncertainty at all about recent direction of stock prices, the tragic events of 9/11 exacerbated the downward slide of stock prices. The result was a very disappointing 12 months for stock markets, in the U.S. and around the globe as well.

While many things have changed as a result of 9/11, the basic principles of investing remain very much the same. Concepts such as asset allocation and portfolio rebalancing are as timely and important as ever. So is dollar-cost averaging -- a basic mathematical principle you can bring into play simply by investing a set amount on a regular schedule.

Stock investing should be a long-term proposition. Today's bad news often has an impact on equity markets. But over time, larger factors such as economic growth shape the broader trends. And it is these trends that long-term investing is all about.

I want to thank you for choosing SchwabFunds(R) during this difficult time for investors. We strive to help you reach your financial goals, and look forward to serving you in the future.

Sincerely,

/s/ Charles Schwab

MARKET OVERVIEW


ECONOMIC WEAKNESS AND CORPORATE MALFEASANCE TOOK A HEAVY TOLL ON STOCKS.

The period covered by this report (11/1/01-10/31/02) saw Americans dealing with a range of issues, from the aftermath of September 11 to an economy that continued to send mixed signals about its current health and future prospects.

Stocks began the period on a positive note, having quickly recovered most of their post-9/11 losses. But growing worries about the economic impact of terrorism, weak corporate earnings, growing indications that a strong recovery was unlikely, and the revelation of fraudulent accounting and reporting practices at several prominent companies soon sent stock prices downward. All sectors in the S&P 500(R) Index posted negative returns for the report period.

By many indications, the economy itself actually was fairly solid during the report period, showing some improvement from the prior 12 months. However, that was not enough to support investor sentiment, given that markets were still contending with the exceptionally high stock prices created by the technology stock bubble of the late 1990's as well as concerns over corporate earnings and corporate governance.

Stocks did rebound in October 2002 as companies posted a second consecutive quarter of earnings growth (after five quarters of contraction). However, much of the earnings growth came from cost-cutting, rather than from revenue growth. After lowering short-term rates twice in late 2001, the Federal Reserve (the
Fed) held rates steady during the report period, although it signalled in August that further cuts may

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period


This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

  -15.11%   S&P 500(R) INDEX: measures U.S. large-cap stocks

  -11.57%   RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

  -13.21% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

  5.89% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

  1.81% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE GRAPH]

                         Lehman         MSCI       Russell 2000        S&P 500     3 Month
                        Aggregate       EAFE      Small-Cap Index       Index      T-Bill
                       Bond Index      Index

   31-Oct-01                  0            0                0               0           0
      Nov-01              -0.42         1.17             1.15            2.59        0.02
      Nov-01               0.04         3.35             2.35            5.72         0.1
      Nov-01              -2.01         4.03             5.48            7.45        0.11
      Nov-01              -2.34          3.6             7.15            8.55        0.14
      Nov-01              -1.38          3.8             7.74            7.67        0.21
      Dec-01              -2.84         5.42            12.55            9.46        0.26
      Dec-01              -2.82         1.58            10.27            6.13        0.28
      Dec-01              -2.39         2.01            13.26            8.19        0.32
      Dec-01              -2.45         3.99            15.58            9.71        0.35
      Jan-02              -2.24         6.19            16.91           10.93        0.39
      Jan-02              -0.76          3.1            14.75            8.38        0.45
      Jan-02              -0.92         1.18            11.11            6.68        0.47
      Jan-02              -1.44         0.09            12.29            7.22        0.48
      Feb-02              -1.01        -1.05            12.48            6.28        0.51
      Feb-02              -0.68        -2.45             9.38            3.82        0.55
      Feb-02              -0.46         0.01            10.02            4.58        0.58
      Feb-02              -0.27        -2.11             9.07            3.22        0.61
      Mar-02              -0.66         1.07            12.21            7.36        0.64
      Mar-02              -1.79          6.9            17.29           10.43        0.67
      Mar-02              -1.98         6.75            17.15           10.61        0.69
      Mar-02              -2.07         5.45            17.93            8.95        0.73
      Mar-02               -1.9         5.18            18.95            8.92        0.78
      Apr-02              -0.93         5.17            16.93            6.58        0.81
      Apr-02              -0.69         3.35            21.11            5.47        0.84
      Apr-02              -0.46         6.68            21.58            6.81        0.86
      Apr-02               0.09         5.67            17.86            2.17        0.88
      May-02               0.15         6.38            20.44            1.99        0.91
      May-02               0.11         5.67            15.87            0.23        0.95
      May-02               -0.3         8.53            19.71            5.13        0.99
      May-02               0.33         7.83            16.13            2.97        1.04
      May-02               0.84         6.89            14.71            1.56        1.07
      Jun-02               0.79         3.47            10.73           -2.21         1.1
      Jun-02               1.88        -0.88             8.08           -4.14        1.14
      Jun-02               2.03        -0.96             8.57           -5.86        1.17
      Jun-02               1.71         2.56             9.01           -5.67        1.21
      Jul-02                1.6         2.07             3.91           -5.75        1.22
      Jul-02                2.8        -2.52            -2.58           -12.2        1.26
      Jul-02                2.9        -5.27            -8.96          -19.21        1.29
      Jul-02               3.13       -11.09            -9.88          -18.73        1.33
      Aug-02               3.72       -10.13           -11.21          -17.54        1.38
      Aug-02               3.78         -7.4            -8.35          -13.31        1.41
      Aug-02               3.52        -6.51            -6.54          -11.39        1.44
      Aug-02               4.27        -5.56            -5.55          -10.23        1.47
      Aug-02               4.67        -7.78            -7.69          -12.45         1.5
      Sep-02               4.97       -10.47            -7.52          -14.57        1.53
      Sep-02               5.64       -12.33            -7.86          -14.96        1.56
      Sep-02               5.98       -15.91           -13.21          -19.21         1.6
      Sep-02               6.09        -15.6           -14.43          -20.93        1.63
      Oct-02               6.11        -18.4           -17.68          -23.36        1.66
      Oct-02                5.6        -17.4           -18.38          -20.04        1.69
      Oct-02               4.53       -13.63              -14          -15.36         1.7
      Oct-02               4.92       -14.62            -11.8          -14.09        1.74
   31-Oct-02               5.89       -13.21           -11.57          -15.11        1.81


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.


Data source: Charles Schwab & Co., Inc. (Schwab).


Schwab MarketTrack Portfolios(R)
be needed. (The Fed eventually made a half-point cut in November, after the report period ended.)

One result of the economic uncertainty and stock market turbulence was a resurgence of interest in bonds, especially high quality issues. Investor demand for Treasury bonds pushed prices up and yields down; 10-year Treasury yields ended the report period near their lowest level in 40 years. With improvements in corporate earnings, the unusually wide yield gap between corporate bonds and Treasuries appears to be narrowing.

LOOKING AHEAD: SLOW-PACED ECONOMIC IMPROVEMENT SEEMS LIKELY TO CONTINUE.

One key factor for the economy has been consumer spending, which has remained strong over the past few years. Now it appears to be weakening. However, capital spending by corporations, which had been depressed, is showing signs of revival and may be able to take up some of the slack. Unemployment has been drifting downward from its peak of 6.0% in April, a positive sign.

Equity markets appear to be searching for a convincing reason to rally. Investors also see a number of uncertainties, including war with Iraq, tensions in the Middle East and the success of reforms in corporate governance and accounting practices.

S&P 500(R) INDEX PRICE/EARNINGS RATIO (P/E)

Dollar-weighted average P/E for all stocks in the index

USING TRADITIONAL REPORTED EARNINGS, THE P/E SKYROCKETED TO 62 IN EARLY 2002 AS CORPORATE EARNINGS COLLAPSED. BY THE END OF THE REPORT PERIOD, WITH THE COMBINATION OF LOWER STOCK PRICES AND IMPROVED EARNINGS, IT HAD FALLEN TO 29 -- STILL SIGNIFICANTLY ABOVE THE 30-YEAR AVERAGE OF 17.

[LINE GRAPH]

                                           S&P 500
                                          P/E Ratio
                                           30-year
                      S&P 500 PE Ratio     average
      Sep-92                 24.7           17.24
      Oct-92                24.64           17.24
      Nov-92                 23.8           17.24
      Dec-92                24.31           17.24
      Jan-93                24.29           17.24
      Feb-93                24.44           17.24
      Mar-93                23.48           17.24
      Apr-93                22.92           17.24
      May-93                22.96           17.24
      Jun-93                 22.9           17.24
      Jul-93                22.91           17.24
      Aug-93                24.21           17.24
      Sep-93                23.77           17.24
      Oct-93                24.04           17.24
      Nov-93                22.52           17.24
      Dec-93                22.95           17.24
      Jan-94                22.98           17.24
      Feb-94                21.17           17.24
      Mar-94                20.34           17.24
      Apr-94                 20.1           17.24
      May-94                20.16           17.24
      Jun-94                19.77           17.24
      Jul-94                18.63           17.24
      Aug-94                18.91           17.24
      Sep-94                18.32           17.24
      Oct-94                17.51           17.24
      Nov-94                16.56           17.24
      Dec-94                16.98           17.24
      Jan-95                16.05           17.24
      Feb-95                16.22           17.24
      Mar-95                16.47           17.24
      Apr-95                   16           17.24
      May-95                16.45           17.24
      Jun-95                16.77           17.24
      Jul-95                16.61           17.24
      Aug-95                16.18           17.24
      Sep-95                16.85           17.24
      Oct-95                16.18           17.24
      Nov-95                17.86           17.24
      Dec-95                17.41           17.24
      Jan-96                18.29           17.24
      Feb-96                18.57           17.24
      Mar-96                18.94           17.24
      Apr-96                19.16           17.24
      May-96                19.48           17.24
      Jun-96                 19.3           17.24
      Jul-96                18.31           17.24
      Aug-96                18.62           17.24
      Sep-96                19.73           17.24
      Oct-96                19.59           17.24
      Nov-96                21.06           17.24
      Dec-96                20.77           17.24
      Jan-97                20.52           17.24
      Feb-97                20.95           17.24
      Mar-97                19.87           17.24
      Apr-97                20.23           17.24
      May-97                21.45           17.24
      Jun-97                22.44           17.24
      Jul-97                23.99           17.24
      Aug-97                22.74           17.24
      Sep-97                   24           17.24
      Oct-97                22.84           17.24
      Nov-97                24.12           17.24
      Dec-97                24.53           17.24
      Jan-98                25.03           17.24
      Feb-98                26.49           17.24
      Mar-98                27.98           17.24
      Apr-98                26.69           17.24
      May-98                26.15           17.24
      Jun-98                27.27           17.24
      Jul-98                26.94           17.24
      Aug-98                 22.9           17.24
      Sep-98                24.35           17.24
      Oct-98                28.07           17.24
      Nov-98                30.31           17.24
      Dec-98                32.15           17.24
      Jan-99                 33.9           17.24
      Feb-99                32.64           17.24
      Mar-99                33.92           17.24
      Apr-99                 33.9           17.24
      May-99                32.74           17.24
      Jun-99                 34.7           17.24
      Jul-99                31.31           17.24
      Aug-99                31.21           17.24
      Sep-99                30.39           17.24
      Oct-99                30.41           17.24
      Nov-99                30.65           17.24
      Dec-99                32.53           17.24
      Jan-00                29.78           17.24
      Feb-00                28.59           17.24
      Mar-00                 31.5           17.24
      Apr-00                29.41           17.24
      May-00                28.82           17.24
      Jun-00                29.31           17.24
      Jul-00                28.94           17.24
      Aug-00                30.35           17.24
      Sep-00                28.64           17.24
      Oct-00                 27.5           17.24
      Nov-00                25.42           17.24
      Dec-00                25.39           17.24
      Jan-01                27.96           17.24
      Feb-01                25.32           17.24
      Mar-01                 24.1           17.24
      Apr-01                28.14           17.24
      May-01                28.92           17.24
      Jun-01                28.77           17.24
      Jul-01                33.36           17.24
      Aug-01                31.32           17.24
      Sep-01                34.22           17.24
      Oct-01                41.31           17.24
      Nov-01                46.05           17.24
      Dec-01                48.28           17.24
      Jan-02                60.74           17.24
      Feb-02                 60.6           17.24
      Mar-02                61.87           17.24
      Apr-02                46.28           17.24
      May-02                43.62           17.24
      Jun-02                42.13           17.24
      Jul-02                32.71           17.24
      Aug-02                32.65           17.24
      Sep-02                29.65           17.24
      Oct-02                28.85           17.24


P/E is stock price divided by earnings per share (for one company or, as here, an entire index). Thus, a P/E of 20 would indicate a stock price that is 20 times recent earnings. Investors use P/E as a relative measure of how high or low stock prices are.


YIELDS OF U.S. TREASURY BONDS

Effective yields of five-year and ten-year Treasuries

YIELDS OF TREASURIES REACHED THEIR LOWEST LEVELS IN DECADES AS INVESTORS, IN A CLASSIC "FLIGHT TO QUALITY," ABANDONED STOCKS AND BID UP THE PRICES OF TREASURIES.

[LINE GRAPH]

                               Ten Year                    Five Year
                             Treasury Bond                  Treasury
                                 Yield                     Bond Yield

      Sep-92                     6.35                        5.32
      Oct-92                     6.79                        5.89
      Nov-92                     6.94                        6.22
      Dec-92                     6.69                        5.99
      Jan-93                     6.36                        5.55
      Feb-93                     6.02                        5.21
      Mar-93                     6.02                        5.24
      Apr-93                     6.01                        5.11
      May-93                     6.15                        5.37
      Jun-93                     5.78                        5.05
      Jul-93                     5.81                        5.15
      Aug-93                     5.45                        4.79
      Sep-93                     5.38                        4.77
      Oct-93                     5.43                        4.85
      Nov-93                     5.82                        5.16
      Dec-93                     5.79                        5.21
      Jan-94                     5.64                        5.02
      Feb-94                     6.13                        5.57
      Mar-94                     6.74                        6.23
      Apr-94                     7.04                        6.64
      May-94                     7.15                        6.76
      Jun-94                     7.32                        6.95
      Jul-94                     7.11                        6.73
      Aug-94                     7.17                         6.8
      Sep-94                      7.6                        7.28
      Oct-94                     7.81                        7.49
      Nov-94                     7.91                        7.79
      Dec-94                     7.82                        7.83
      Jan-95                     7.58                        7.51
      Feb-95                      7.2                        7.04
      Mar-95                      7.2                        7.07
      Apr-95                     7.06                        6.88
      May-95                     6.28                        6.05
      Jun-95                      6.2                        5.97
      Jul-95                     6.43                        6.16
      Aug-95                     6.28                        6.07
      Sep-95                     6.18                        6.02
      Oct-95                     6.02                        5.81
      Nov-95                     5.74                        5.52
      Dec-95                     5.57                        5.38
      Jan-96                     5.58                        5.24
      Feb-96                      6.1                        5.73
      Mar-96                     6.33                        6.09
      Apr-96                     6.67                        6.41
      May-96                     6.85                        6.63
      Jun-96                     6.71                        6.46
      Jul-96                     6.79                        6.57
      Aug-96                     6.94                        6.73
      Sep-96                      6.7                        6.46
      Oct-96                     6.34                        6.07
      Nov-96                     6.04                        5.83
      Dec-96                     6.42                        6.21
      Jan-97                     6.49                        6.25
      Feb-97                     6.55                        6.39
      Mar-97                      6.9                        6.75
      Apr-97                     6.72                        6.57
      May-97                     6.66                         6.5
      Jun-97                      6.5                        6.38
      Jul-97                     6.01                         5.9
      Aug-97                     6.34                        6.22
      Sep-97                      6.1                        5.99
      Oct-97                     5.83                        5.71
      Nov-97                     5.87                        5.84
      Dec-97                     5.74                        5.71
      Jan-98                     5.51                        5.38
      Feb-98                     5.62                        5.59
      Mar-98                     5.65                        5.62
      Apr-98                     5.67                        5.64
      May-98                     5.55                        5.55
      Jun-98                     5.45                        5.47
      Jul-98                     5.49                         5.5
      Aug-98                     4.98                         4.8
      Sep-98                     4.42                        4.22
      Oct-98                     4.61                        4.23
      Nov-98                     4.71                        4.48
      Dec-98                     4.65                        4.54
      Jan-99                     4.65                        4.55
      Feb-99                     5.29                        5.22
      Mar-99                     5.24                         5.1
      Apr-99                     5.35                        5.21
      May-99                     5.62                        5.58
      Jun-99                     5.78                        5.65
      Jul-99                      5.9                        5.79
      Aug-99                     5.97                        5.87
      Sep-99                     5.88                        5.75
      Oct-99                     6.02                        5.96
      Nov-99                     6.19                        6.11
      Dec-99                     6.44                        6.34
      Jan-00                     6.67                        6.68
      Feb-00                     6.41                         6.6
      Mar-00                        6                        6.31
      Apr-00                     6.21                        6.54
      May-00                     6.27                        6.52
      Jun-00                     6.03                        6.19
      Jul-00                     6.03                        6.15
      Aug-00                     5.73                        5.97
      Sep-00                      5.8                        5.85
      Oct-00                     5.75                        5.81
      Nov-00                     5.47                        5.43
      Dec-00                     5.11                        4.98
      Jan-01                     5.11                        4.77
      Feb-01                      4.9                        4.66
      Mar-01                     4.92                        4.56
      Apr-01                     5.34                        4.89
      May-01                     5.38                        4.91
      Jun-01                     5.41                        4.95
      Jul-01                     5.05                        4.53
      Aug-01                     4.83                        4.38
      Sep-01                     4.59                         3.8
      Oct-01                     4.23                        3.48
      Nov-02                     4.75                        4.06
      Dec-02                     5.05                         4.3
      Jan-02                     5.03                        4.37
      Feb-02                     4.88                        4.19
      Mar-02                      5.4                        4.81
      Apr-02                     5.09                        4.41
      May-02                     5.05                        4.36
      Jun-02                      4.8                        4.03
      Jul-02                     4.46                        3.45
      Aug-02                     4.14                        3.22
      Sep-02                      3.6                        2.56
      Oct-02                     3.89                        2.73

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.


Data source: Bloomberg L.P.

      The portfolio seeks high capital growth through an all-stock portfolio.

Schwab MarketTrack All Equity Portfolio

[PHOTO OF GERI HOM]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


TICKER SYMBOL: SWEG

[GRAPHIC]


                           INVESTMENT STYLE 1
MARKET CAP 1             Value   Blend   Growth

  Large                   / /     /X/      / /
  Medium                  / /     / /      / /
  Small                   / /     / /      / /

MANAGER'S PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the S&P 500(R) Index down by over 15% during the 12-month report period.

THE STRUGGLES OF EQUITIES WERE FELT THROUGHOUT THE STOCK MARKET, AS LARGE-CAP, MID-CAP, SMALL-CAP AND INTERNATIONAL ALL HAD NEGATIVE RETURNS FOR THE PERIOD. Throughout the period, as the market tried to gain a sense of direction, there were shifts in market leadership among large-cap, mid-cap, and small-cap stocks. In addition, value and growth stocks took turns leading the market. By the end of the period, growth stocks saw their prices fall while value stock prices also fell, but not by as much.

On foreign stock exchanges the picture was regrettably similar, with Japan, Germany and other major foreign markets in decline, and positive gains only among a few smaller international markets. Overall, international stocks were down 12.7%, as measured by the Schwab International Index.

SIGNS OF IMPROVEMENT IN CORPORATE EARNINGS AND CAPITAL SPENDING SPARKED A U.S. STOCK MARKET RALLY IN THE LAST MONTH OF THE REPORT PERIOD. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable. We continue to believe that exposure to all major equity market segments makes sense for many long-term equity investors.


Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500 Index based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.


Schwab MarketTrack Portfolios(R)

PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This chart compares performance of the portfolio with the S&P 500(R) Index and the All Equity Composite Index.

[BAR CHART]

                                  PORTFOLIO 1  S&P 500 INDEX     ALL EQUITY COMPOSITE INDEX 2
                                  -----------  -------------     ----------------------------
1 YEAR                             -14.40%        -15.11%                   -13.09%
SINCE INCEPTION: 5/20/98            -4.72          -3.66%


PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in two indices: the S&P 500 Index and the All Equity Composite Index.

$8,062 PORTFOLIO 1

$8,401 S&P 500 INDEX

$8,803 ALL EQUITY COMPOSITE INDEX

[LINE GRAPH]

                   SWEGX              S&P 500 Index      All Equity Composite Index
   20-May-98       10000                  10000
      May-98        9850                   9751                     10000
      Jun-98       10050                  10147                     10105
      Jul-98        9810                  10039                      9884
      Aug-98        8330                   8590                      8333
      Sep-98        8610                   9140                      8565
      Oct-98        9280                   9883                      9119
      Nov-98        9800                  10482                      9628
      Dec-98       10303                  11086                     10138
      Jan-99       10483                  11549                     10307
      Feb-99       10041                  11190                      9892
      Mar-99       10383                  11638                     10194
      Apr-99       10896                  12088                     10738
      May-99       10664                  11803                     10592
      Jun-99       11197                  12458                     11176
      Jul-99       11137                  12069                     11118
      Aug-99       11056                  12009                     11003
      Sep-99       11006                  11680                     10892
      Oct-99       11539                  12419                     11294
      Nov-99       11971                  12672                     11901
      Dec-99       12885                  13418                     12987
      Jan-00       12162                  12744                     12500
      Feb-00       12498                  12503                     13198
      Mar-00       13159                  13726                     13682
      Apr-00       12610                  13313                     13061
      May-00       12223                  13040                     12674
      Jun-00       12752                  13362                     13237
      Jul-00       12386                  13154                     12977
      Aug-00       13098                  13971                     13748
      Sep-00       12477                  13233                     13214
      Oct-00       12274                  13177                     12895
      Nov-00       11378                  12139                     11950
      Dec-00       11736                  12198                     12482
      Jan-01       11996                  12632                     12767
      Feb-01       10967                  11480                     11805
      Mar-01       10302                  10752                     11029
      Apr-01       11081                  11587                     11862
      May-01       11061                  11665                     11906
      Jun-01       10925                  11381                     11716
      Jul-01       10655                  11270                     11435
      Aug-01       10187                  10564                     10954
      Sep-01        9179                   9711                      9798
      Oct-01        9418                   9896                     10129
      Nov-01       10000                  10655                     10772
      Dec-01       10205                  10749                     11045
      Jan-02        9887                  10592                     10800
      Feb-02        9728                  10388                     10642
      Mar-02       10258                  10778                     11211
      Apr-02        9972                  10125                     10978
      May-02        9855                  10050                     10859
      Jun-02        9293                   9335                     10226
      Jul-02        8380                   8607                      9217
      Aug-02        8402                   8663                      9223
      Sep-02        7585                   7722                      8358
   31-Oct-02        8062                   8401                      8803



All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. As of 10/31/02, the total number of funds in the Large-Cap Blend , Small-Cap Blend and Foreign Stock Fund categories for the one-year period was 1,309, 266 and 895, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

PORTFOLIO FACTS As of October 31, 2002

TOP HOLDINGS 1

SECURITY                                                      % OF INVESTMENTS
------------------------------------------------------------------------------
(1) SCHWAB S&P 500 FUND, SELECT SHARES                              44.6%
------------------------------------------------------------------------------
(2) SCHWAB INTERNATIONAL INDEX FUND, SELECT SHARES                  29.9%
------------------------------------------------------------------------------
(3) SCHWAB SMALL-CAP INDEX FUND, SELECT SHARES                      25.1%
------------------------------------------------------------------------------
    TOTAL                                                           99.6%


STATISTICS

                                                      PEER GROUP
                                      PORTFOLIO        AVERAGE 2
----------------------------------------------------------------
NUMBER OF HOLDINGS                           5             224
----------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)      $30,176         $34,493
----------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                22.7            24.3
----------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                     3.1             4.0
----------------------------------------------------------------
12-MONTH YIELD                            0.69%           0.49%
----------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     15%             87%
----------------------------------------------------------------
THREE-YEAR BETA                           0.91            0.92
----------------------------------------------------------------

EXPENSE RATIO

[BAR CHART]

PORTFOLIO               0.50% 3
PEER GROUP AVERAGE      1.23% 2


PORTFOLIO WEIGHTINGS

These charts show the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX

[PIE CHART]

44.6%   LARGE-CAP
29.9%   INTERNATIONAL
25.1%   SMALL-CAP
 0.4%   SHORT TERM INVESTMENTS

TARGET MIX IN NEUTRAL MARKETS

[PIE CHART]

45.0%   LARGE-CAP
30.0%   INTERNATIONAL
25.0%   SMALL-CAP


1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 1,362 funds in the
  Large-Cap Blend Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

  Schwab MarketTrack Portfolios(R)

MARKETTRACK ALL EQUITY PORTFOLIO -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                             11/1/01-   11/1/00-  11/1/99-   11/1/98-  5/19/98 1-
                                             10/31/02   10/31/01  10/31/00   10/31/99  10/31/98
--------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period          9.06     12.06     11.48       9.28     10.00
                                             -----------------------------------------------------
Income or loss from investment
    operations:
    Net investment income or loss               0.05      0.22      0.04       0.03     (0.01)
    Net realized and unrealized gains
        or losses                              (1.32)    (2.99)     0.69       2.22     (0.71)
                                             -----------------------------------------------------
    Total income or loss from
        investment operations                  (1.27)    (2.77)     0.73       2.25     (0.72)
Less distributions:
    Dividends from net investment
        income                                 (0.05)    (0.22)    (0.05)     (0.05)       --
    Distributions from net realized
        gains                                  (0.14)    (0.01)    (0.10)        --        --
                                             -----------------------------------------------------
    Total distributions                        (0.19)    (0.23)    (0.15)     (0.05)       --
                                             -----------------------------------------------------
    Net asset value at end of period            7.60      9.06     12.06      11.48      9.28
                                             -----------------------------------------------------
Total return (%)                              (14.40)   (23.27)     6.37      24.34     (7.20) 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets 5                        0.50      0.50      0.56 4     0.54      0.39 3
Expense reductions reflected in above
    ratio                                       0.27      0.27      0.27       0.43      0.74 3
Ratio of net investment income or loss
    to average net assets                       0.58      1.93      0.05       0.13     (0.36) 3
Portfolio turnover rate                           15         5         3          6         2
Net assets, end of period ($ x 1,000,000)        353       405       441        203       117

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

5 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


See financial notes.                                                           7

MARKETTRACK ALL EQUITY PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top holding
 =   Collateral for open futures contracts
 /   Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

99.6%       OTHER INVESTMENT COMPANIES
            Market Value: $352,084
            Cost: $497,570

 0.4%       SHORT TERM INVESTMENT
            Market Value: $1,397
            Cost: $1,397

 0.0%       U.S. TREASURY OBLIGATION
            Market Value: $100
            Cost: $100
--------------------------------------
100.0%      TOTAL INVESTMENTS
            Market Value: $353,581
            Cost: $499,067

                                                                      MKT. VALUE
          SECURITY AND NUMBER OF SHARES                              ($ x 1,000)
          OTHER INVESTMENT COMPANIES
          99.6% of investments

    /(2)  Schwab International Index Fund(R),
          Select Shares 10,116,819                                       105,923
   /=(1)  Schwab S&P 500 Fund,
          Select Shares 11,387,598                                       157,491
    /(3)  Schwab Small-Cap Index Fund(R),
          Select Shares 6,676,951                                         88,670
                                                                         -------
                                                                         352,084


          SECURITY                                  FACE VALUE        MKT. VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
          SHORT TERM INVESTMENT
          0.4% of investments

          HSBC Bank, USA
          Grand Cayman Time Deposit
          2.05%, 11/01/02                               1,397             1,397


          U.S. TREASURY OBLIGATION
          0.0% of investments

       =  U.S. Treasury Bill
          1.65%, 12/19/02                                 100               100

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See financial notes.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                          $ 353,581 a
Amounts on deposit with broker                                               12
Receivables:
   Fund shares sold                                                         417
Prepaid expenses                                                     +       11
                                                                     -----------
TOTAL ASSETS                                                            354,021

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     190
   Investments bought                                                       250
   Due to broker for futures                                                  6
   Investment adviser and administrator fees                                  5
   Transfer agent and shareholder service fees                                7
Accrued expenses                                                     +      121
                                                                     -----------
TOTAL LIABILITIES                                                           579

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            354,021
TOTAL LIABILITIES                                                    -      579
                                                                     -----------
NET ASSETS                                                            $ 353,442

NET ASSETS BY SOURCE
Capital received from investors                                         522,423
Distributions in excess of net investment income                         (1,677)
Net realized capital losses                                             (21,793) b
Net unrealized capital losses                                          (145,511)


NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS    /    OUTSTANDING  =    NAV
$353,442           46,515            $7.60


a The fund paid $499,067 for these securities. Not counting short-term obligations and government securities, the fund paid $80,457 for securities during the report period and received $63,834 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

SCHWAB EQUITY INDEX FUNDS

S&P 500 Fund                  2.6%
Small-Cap Index Fund(R)       6.5%
International Index Fund(R)  10.8%

b These derive from investments and futures. As of the report date, the fund had six open S&P 500 futures contracts due to expire on December 19, 2002, with a contract value of $1,328 and unrealized losses of $25.

FEDERAL TAX DATA

PORTFOLIO COST                               $507,343

NET UNREALIZED GAINS AND LOSSES:
Gains                                        $     13
Losses                                    +  (153,775)
                                          -----------
                                            ($153,762)
UNDISTRIBUTED EARNINGS:
Ordinary income                              $     20
Long-term capital gains                      $    837

DEFERRED CAPITAL LOSSES                      $ 14,389


See financial notes.

MARKETTRACK ALL EQUITY PORTFOLIO -- Financials



Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.


INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $ 4,469
Interest                                                            +        21
                                                                    -----------
TOTAL INVESTMENT INCOME                                                   4,490

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                 (17,225)
Net realized gains received from underlying funds                         3,646
Net realized losses on futures contracts                            +      (215)
                                                                    -----------
NET REALIZED LOSSES                                                     (13,794)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                    (51,296)
Net unrealized losses on futures contracts                          +       (56)
                                                                    -----------
NET UNREALIZED LOSSES                                                   (51,352)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,827 a
Transfer agent and shareholder service fees                               1,038 b
Trustees' fees                                                                9 c
Custodian fees                                                               43
Portfolio accounting fees                                                    59
Professional fees                                                            29
Registration fees                                                            26
Shareholder reports                                                         159
Other expenses                                                      +        11
                                                                    -----------
Total expenses                                                            3,201
Expense reduction                                                   -     1,124 d
                                                                    -----------
NET EXPENSES                                                              2,077

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   4,490
NET EXPENSES                                                        -     2,077
                                                                    -----------
NET INVESTMENT INCOME                                                     2,413
NET REALIZED LOSSES                                                     (13,794) e
NET UNREALIZED LOSSES                                               +   (51,352) e
                                                                    -----------
DECREASE IN NET ASSETS FROM OPERATIONS                                 ($62,733)

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 28, 2003, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $65,146.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.


OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/01-10/31/02   11/1/00-10/31/01


Net investment income                               $  2,413          $   8,361
Net realized losses                                  (13,794)              (793)
Net unrealized losses gains                       +  (51,352)          (122,932)
                                            -----------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS               (62,733)          (115,364)


DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   2,429              8,505
Distributions from net realized gains             +    6,416                446
                                            -----------------------------------
TOTAL DISTRIBUTIONS PAID                            $  8,845          $   8,951 a



TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/01-10/31/02         11/1/00-10/31/01
                                 QUANTITY      VALUE       QUANTITY      VALUE

Shares sold                        10,638   $  96,109       16,153    $ 169,941
Shares reinvested                     910       8,668          796        8,777
Shares redeemed                 +  (9,783)    (85,204)      (8,806)     (90,448)
                                -----------------------------------------------
NET INCREASE                        1,765   $  19,573        8,143    $  88,270

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/01-10/31/02         11/1/00-10/31/01
                                SHARES   NET ASSETS      SHARES   NET ASSETS
Beginning of period             44,750   $ 405,447       36,607   $ 441,492
Total increase or decrease     + 1,765     (52,005)       8,143     (36,045) b
                               ------------------------------------------------
END OF PERIOD                   46,515   $ 353,442       44,750   $ 405,447 c


a The tax basis components of distributions paid for the current period are:

 Ordinary income             $2,484
 Long-term capital gains     $6,361


b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributions in excess of net investment income in the amount of $1,677 and $1,661 at the end of the current period and the prior period, respectively.


See financial notes.

The portfolio seeks high capital growth with less volatility than an all-stock portfolio.

Schwab MarketTrack Growth Portfolio

[PHOTO OF GERI HOM AND KIMON DAIFOTIS]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

KIMON DAIFOTIS, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the Schwab MarketTrack Portfolios. Prior to joining the firm in 1997, he worked for more than 17 years in fixed-income research and asset management.


TICKER SYMBOL: SWHGX

[GRAPHIC]

                           INVESTMENT STYLE 1
MARKET CAP 1             VALUE   BLEND   GROWTH

  LARGE                   / /     /X/      / /
  MEDIUM                  / /     / /      / /
  SMALL                   / /     / /      / /

MANAGERS' PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the S&P 500(R) Index down by over 15% during the 12-month report period.

WITH ALL SEGMENTS OF THE U.S. EQUITY MARKET STRUGGLING, THE FUND'S BOND HOLDINGS WERE A WELCOME SOURCE OF POSITIVE PERFORMANCE. Throughout the period, as the market tried to gain a sense of direction, there were shifts in market leadership among large-cap, mid-cap, and small-cap stocks, although all ended the period in negative territory. In addition, value and growth stocks took turns leading the market. By the end of the period, growth stocks saw their prices fall while value stock prices also fell, but not by as much.

On foreign stock exchanges the picture was regrettably similar, with Japan, Germany and other major foreign markets in decline, and positive gains only among a few smaller international markets. Overall, international stocks were down 12.7%, as measured by the Schwab International Index.

SIGNS OF IMPROVEMENT IN CORPORATE EARNINGS AND CAPITAL SPENDING SPARKED A U.S. STOCK MARKET RALLY IN THE LAST MONTH OF THE REPORT PERIOD. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable. We continue to believe that exposure to all major equity market segments makes sense for many long-term equity investors.


Small company stocks are subject to greater volatility than other asset classes. Foreign securities can involve risks such as political and economic instability and currency risk.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500 Index based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.


Schwab MarketTrack Portfolios(R)

PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.

[BAR CHART]

                                                                    LEHMAN BROTHERS U.S.
                                 PORTFOLIO 1     S&P 500 INDEX      AGGREGATE BOND INDEX       GROWTH COMPOSITE INDEX 2
                                 -----------     -------------      --------------------       ------------------------
1 YEAR                            -10.78%          -15.11%                 5.89%                       -9.75%
5 YEARS                             0.65%            0.73%                 7.43%                        1.34%
SINCE INCEPTION: 11/20/95           5.29%            7.43%                 7.35%                        n/a


PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in three indices: the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.

$14,307   PORTFOLIO 1
$16,454   S&P 500 INDEX
$16,368   LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
$14,240   GROWTH COMPOSITE INDEX 2

[LINE GRAPH]

                                 S&P 500                     Lehman Brothers        Growth Composite
                   SWHGX          Index                   Aggregate Bond Index          Index
   20-Nov-95      10000           10000                            10000
      Nov-95      10080           10104                            10076                10000
      Dec-95      10292           10299                            10217                 9982
      Jan-96      10442           10649                            10285                10146
      Feb-96      10533           10748                            10106                10272
      Mar-96      10623           10852                            10035                10394
      Apr-96      10803           11011                             9979                10677
      May-96      10954           11294                             9959                10850
      Jun-96      10934           11337                            10092                10804
      Jul-96      10523           10836                            10120                10373
      Aug-96      10733           11064                            10102                10626
      Sep-96      11184           11686                            10278                11001
      Oct-96      11324           12009                            10506                11067
      Nov-96      11896           12917                            10686                11548
      Dec-96      11784           12661                            10587                11527
      Jan-97      12008           13451                            10620                11804
      Feb-97      12028           13557                            10646                11789
      Mar-97      11692           13001                            10528                11508
      Apr-97      12038           13776                            10686                11697
      May-97      12793           14614                            10787                12400
      Jun-97      13313           15268                            10916                12868
      Jul-97      14087           16482                            11210                13526
      Aug-97      13618           15559                            11115                13157
      Sep-97      14301           16410                            11280                13818
      Oct-97      13853           15862                            11443                13320
      Nov-97      14098           16597                            11496                13391
      Dec-97      14259           16882                            11612                13526
      Jan-98      14410           17070                            11761                13623
      Feb-98      15220           18300                            11751                14390
      Mar-98      15738           19237                            11791                14958
      Apr-98      15846           19432                            11852                15101
      May-98      15576           19097                            11965                14871
      Jun-98      15868           19873                            12067                15010
      Jul-98      15555           19662                            12092                14757
      Aug-98      13729           16823                            12289                12931
      Sep-98      14194           17901                            12577                13252
      Oct-98      15080           19357                            12510                13926
      Nov-98      15760           20530                            12581                14562
      Dec-98      16422           21712                            12619                15187
      Jan-99      16718           22620                            12709                15404
      Feb-99      16103           21916                            12486                14868
      Mar-99      16576           22793                            12555                15251
      Apr-99      17224           23675                            12595                15913
      May-99      16916           23116                            12484                15715
      Jun-99      17586           24399                            12444                16403
      Jul-99      17465           23638                            12392                16338
      Aug-99      17355           23520                            12386                16206
      Sep-99      17290           22875                            12530                16108
      Oct-99      17982           24323                            12576                16588
      Nov-99      18520           24817                            12575                17316
      Dec-99      19602           26279                            12514                18585
      Jan-00      18730           24960                            12473                18019
      Feb-00      19155           24487                            12624                18868
      Mar-00      20049           26882                            12791                19448
      Apr-00      19389           26073                            12754                18721
      May-00      18931           25539                            12747                18272
      Jun-00      19635           26169                            13012                18986
      Jul-00      19233           25761                            13131                18711
      Aug-00      20206           27361                            13321                19632
      Sep-00      19456           25917                            13405                19042
      Oct-00      19255           25808                            13493                18682
      Nov-00      18148           23774                            13715                17638
      Dec-00      18660           23891                            13970                18322
      Jan-01      19052           24739                            14198                18705
      Feb-01      17758           22483                            14321                17609
      Mar-01      16938           21057                            14393                16695
      Apr-01      17955           22693                            14332                17692
      May-01      18001           22845                            14418                17758
      Jun-01      17851           22290                            14473                17540
      Jul-01      17574           22072                            14797                17261
      Aug-01      16973           20690                            14967                16715
      Sep-01      15667           19018                            15141                15319
      Oct-01      16037           19382                            15457                15779
      Nov-01      16823           20868                            15244                16548
      Dec-01      17086           21052                            15147                16867
      Jan-02      16706           20744                            15269                16579
      Feb-02      16492           20344                            15417                16411
      Mar-02      17157           21109                            15161                17078
      Apr-02      16753           19830                            15456                16846
      May-02      16623           19683                            15587                16724
      Jun-02      15863           18282                            15723                15955
      Jul-02      14652           16858                            15913                14706
      Aug-02      14747           16967                            16182                14751
      Sep-02      13619           15123                            16444                13673
   31-Oct-02      14307           16454                            16368                14240

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.



2 The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 10/31/02, the total number of funds in the Large-Cap Blend, Small-Cap Blend, Foreign and Intermediate-Term Bond Fund categories for the one- and five-year periods was 1,309, 266, 895, 690 and 629, 133, 478, 416, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO FACTS As of October 31, 2002

TOP TEN HOLDINGS 1

SECURITY                                                        % OF INVESTMENTS
--------------------------------------------------------------------------------
 (1)  SCHWAB S&P 500 FUND, SELECT SHARES                                   24.5%
--------------------------------------------------------------------------------
 (2)  SCHWAB INTERNATIONAL INDEX FUND, SELECT SHARES                       20.3%
--------------------------------------------------------------------------------
 (3)  SCHWAB SMALL-CAP INDEX FUND, SELECT SHARES                           20.3%
--------------------------------------------------------------------------------
 (4)  SCHWAB TOTAL BOND MARKET FUND                                        14.7%
--------------------------------------------------------------------------------
 (5)  SCHWAB VALUE ADVANTAGE MONEY FUND, INVESTOR SHARES                    4.5%
--------------------------------------------------------------------------------
 (6)  MICROSOFT CORP.                                                       0.5%
--------------------------------------------------------------------------------
 (7)  GENERAL ELECTRIC CO.                                                  0.5%
--------------------------------------------------------------------------------
 (8)  WAL-MART STORES, INC.                                                 0.5%
--------------------------------------------------------------------------------
 (9)  EXXON MOBIL CORP.                                                     0.4%
--------------------------------------------------------------------------------
(10)  PFIZER, INC.                                                          0.4%
--------------------------------------------------------------------------------
      TOTAL                                                                86.6%


STATISTICS

                                                                      PEER GROUP
                                                       PORTFOLIO       AVERAGE 2
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                        507               224
--------------------------------------------------------------------------------
MEDIAN MARKET CAP($ x 1,000,000)                      $41,561           $34,493
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                               22.8              24.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                    3.2               4.0
--------------------------------------------------------------------------------
12-MONTH YIELD                                           1.95%             0.49%
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                    21%               87%
--------------------------------------------------------------------------------
THREE-YEAR BETA                                          0.73              0.92
--------------------------------------------------------------------------------

EXPENSE RATIO

[BAR CHART]

PORTFOLIO                     0.50% 3
PEER GROUP AVERAGE            1.23% 2


PORTFOLIO WEIGHTINGS

These charts show the composition by asset class of the fund's portfolio as of the report date.

[PIE CHART]

ASSET MIX

40.0%   LARGE-CAP
20.3%   SMALL-CAP
20.3%   INTERNATIONAL
14.7%   BONDS
 4.7%   SHORT TERM INVESTMENTS


TARGET MIX IN NEUTRAL MARKETS

[PIE CHART]

40.0%   LARGE-CAP
20.0%   SMALL-CAP
20.0%   INTERNATIONAL
15.0%   BONDS
 5.0%   SHORT TERM INVESTMENTS

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 1,362 funds in the
  Large-Cap Blend Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


Schwab MarketTrack Portfolios(R)

MARKETTRACK GROWTH PORTFOLIO -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                 11/1/01-   11/1/00-   11/1/99-   11/1/98-  11/1/97-
                                                 10/31/02   10/31/01   10/31/00   10/31/99  10/31/98
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period             13.88     17.22       16.37      13.96     13.59
                                                 ----------------------------------------------------
Income or loss from investment
     operations:
   Net investment income                            0.19      0.41        0.22       0.18      0.16
   Net realized and unrealized gains or losses     (1.62)    (3.22)       0.94       2.48      0.99
                                                 ----------------------------------------------------
   Total income or loss from investment
     operations                                    (1.43)    (2.81)       1.16       2.66      1.15
Less distributions:
   Dividends from net investment income            (0.24)    (0.44)      (0.18)     (0.22)    (0.16)
   Distributions from net realized gains           (0.16)    (0.09)      (0.13)     (0.03)    (0.62)
                                                 ----------------------------------------------------
   Total distributions                             (0.40)    (0.53)      (0.31)     (0.25)    (0.78)
                                                 ----------------------------------------------------
Net asset value at end of period                   12.05     13.88       17.22      16.37     13.96
                                                 ----------------------------------------------------
Total return (%)                                  (10.78)   (16.71)       7.08      19.24      8.85

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets 2                             0.50      0.50        0.56 1       0.58      0.60
Expense reductions reflected in above ratio         0.25      0.24        0.25       0.33      0.50
Ratio of net investment income to
   average net assets                               1.35      2.58        1.32       1.21      1.34
Portfolio turnover rate                               21        10          12          7        14
Net assets, end of period ($ x 1,000,000)            510       511         566        428       276

1 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

2 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials

Portfolio holdings As of October 31, 2002.


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 +  New holding (since 10/31/01)

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

   79.8%    OTHER INVESTMENT
            COMPANIES
            Market Value: $406,606
            Cost: $498,917

   15.5%    COMMON STOCK
            Market Value: $79,179
            Cost: $62,277

    4.7%    SHORT TERM INVESTMENTS
            Market Value: $23,975
            Cost: $23,975
----------------------------------
  100.0%    TOTAL INVESTMENTS
            Market Value: $509,760
            Cost: $585,169

                                                                      MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
--------------------------------------------------------------------------------
Common Stock
15.5% of investments
--------------------------------------------------------------------------------
     AEROSPACE / DEFENSE  0.3%
     ---------------------------------------------------------------------------
     Boeing Co.    8,078                                                     240
     Crane Co.    300                                                          6
     General Dynamics Corp.    2,000                                         158
     Goodrich Corp.    1,100                                                  17
     Lockheed Martin Corp.    4,300                                          249
     Northrop Grumman Corp.    1,100                                         113
     Raytheon Co.    3,900                                                   115
     Rockwell Automation, Inc.    1,900                                       31
     Rockwell Collins, Inc.    1,900                                          43
     Textron, Inc.    1,500                                                   62
     United Technologies Corp.    4,600                                      284
                                                                      ----------
                                                                           1,318

     AIR TRANSPORTATION  0.1%
     ---------------------------------------------------------------------------
   o AMR Corp.    1,500                                                        7
     Delta Air Lines, Inc.    1,300                                           13
     FedEx Corp.    2,920                                                    156
     Southwest Airlines Co.    7,480                                         109
                                                                      ----------
                                                                             285

     ALCOHOLIC BEVERAGES  0.1%
     ---------------------------------------------------------------------------
     Adolph Coors Co., Class B    400                                         27
     Anheuser-Busch Cos., Inc.    8,500                                      448
     Brown-Forman Corp., Class B    700                                       51
                                                                      ----------
                                                                             526
     APPAREL  0.0%
     ---------------------------------------------------------------------------
  o+ Jones Apparel Group, Inc.    1,200                                       42
     Liz Claiborne, Inc.    1,200                                             36
     Nike, Inc., Class B    2,800                                            132
   o Reebok International Ltd.    500                                         14
     VF Corp.    1,200                                                        44
                                                                      ----------
                                                                             268

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.2%
     ---------------------------------------------------------------------------
     Cooper Tire & Rubber Co.    700                                           9
     Cummins, Inc.    200                                                      5
     Dana Corp.    1,578                                                      16
     Danaher Corp.    1,400                                                   81
     Delphi Corp.    5,743                                                    40
     Eaton Corp.    700                                                       48
     Ford Motor Co.    18,103                                                153
     General Motors Corp.    5,425                                           181
     Genuine Parts Co.    1,800                                               53
     Goodyear Tire & Rubber Co.    1,600                                      11
     Harley-Davidson, Inc.    3,000                                          157
   o Navistar International Corp.    700                                      16
     TRW, Inc.    1,300                                                       69
     Visteon Corp.    1,558                                                   10
                                                                      ----------
                                                                             849

     BANKS  1.2%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.    3,900                                                76
     Bank of America Corp.    14,548                                       1,015


See financial notes.

                                                                      MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
     Bank of New York Co., Inc.    7,300                                     190
     Bank One Corp.    11,375                                                439
     BB&T Corp.    4,400                                                     160
     Comerica, Inc.    1,700                                                  74
     Fifth Third Bancorp    5,669                                            360
   + First Tennessee National Corp.    1,200                                  45
     FleetBoston Financial Corp.    10,110                                   236
     Golden West Financial Corp.    1,600                                    110
     Huntington Bancshares, Inc.    2,262                                     43
     J.P. Morgan Chase & Co.    19,260                                       400
     KeyCorp., Inc.    4,400                                                 107
   + Marshall & Ilsley Corp.    2,056                                         58
     Mellon Financial Corp.    4,600                                         130
     National City Corp.    6,100                                            165
   + North Fork Bancorp., Inc.    1,600                                       62
     Northern Trust Corp.    2,200                                            77
     PNC Financial Services Group, Inc.    2,800                             114
   o Providian Financial Corp.    2,900                                       13
     Regions Financial Corp.    2,100                                         71
     SouthTrust Corp.    3,400                                                87
     State Street Corp.    3,000                                             124
     SunTrust Banks, Inc.    2,800                                           170
     Synovus Financial Corp.    2,750                                         56
     U.S. Bancorp.    18,662                                                 394
     Union Planters Corp.    1,950                                            55
     Wachovia Corp.    13,484                                                469
     Wells Fargo & Co.    16,615                                             839
     Zions Bancorp.    900                                                    36
                                                                      ----------
                                                                           6,175

     BUSINESS MACHINES & SOFTWARE  1.4%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc.    2,400                                             57
   o Apple Computer, Inc.    3,200                                            52
     Autodesk, Inc.    1,200                                                  14
   o BMC Software, Inc.    2,400                                              38
   o Cisco Systems, Inc.    70,900                                           793
   o Compuware Corp.    3,600                                                 18
   o Comverse Technology, Inc.    1,400                                       10
   o Dell Computer Corp.    25,100                                           718
   o EMC Corp.    20,986                                                     107
   o Gateway, Inc.    3,100                                                    9
     Hewlett-Packard Co.    29,203                                           461
     International Business Machines Corp.    16,600                       1,310
   o Lexmark International, Inc., Class A    1,300                            77
o(6) Microsoft Corp.    52,400                                             2,802
   o NCR Corp.    1,000                                                       22
   o Network Appliance, Inc.    2,800                                         25
   o Novell, Inc.    3,200                                                     8
   o Novellus Systems, Inc.    1,325                                          42
   o Oracle Corp.    53,748                                                  548
     Pitney Bowes, Inc.    2,300                                              77
  o+ Rational Software Corp.    1,878                                         13
   o Sun Microsystems, Inc.    30,800                                         91
   o Unisys Corp.    3,100                                                    27
   o Xerox Corp.    6,600                                                     44
                                                                      ----------
                                                                           7,363

     BUSINESS SERVICES  0.5%
     ---------------------------------------------------------------------------
     Allied Waste Industries, Inc.  1,900                                     16
  o+ Apollo Group, Inc., Class A    1,700                                     71
     Automatic Data Processing, Inc.    6,200                                264
   o Cendant Corp.    9,532                                                  110
     Cintas Corp.    1,638                                                    77
   o Citrix Systems, Inc.    1,800                                            14
     Computer Associates International, Inc.    5,625                         84
   o Computer Sciences Corp.    1,680                                         54
   o Concord EFS, Inc.    4,900                                               70
   o Convergys Corp.    1,354                                                 20
     Deluxe Corp.    700                                                      32
  o+ eBay, Inc.    2,734                                                     173
     Electronic Data Systems Corp.    4,600                                   69
     Equifax, Inc.    1,200                                                   28
     First Data Corp.    7,600                                               266
   o Fiserv, Inc.    1,800                                                    56
     H&R Block, Inc.    2,000                                                 89
     Interpublic Group of Cos., Inc.    3,700                                 44
   o Intuit, Inc.    1,972                                                   102
   o Mercury Interactive Corp.    800                                         21
     Omnicom Group, Inc.    1,800                                            104
   o Parametric Technology Corp.    2,700                                      6
     Paychex, Inc.    3,600                                                  104
   o PeopleSoft, Inc.    2,900                                                53


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
   o QLogic Corp.    869                                                      30
   o Robert Half International, Inc.    1,700                                 28
   o Siebel Systems, Inc.    4,300                                            32
  o+ Sungard Data Systems, Inc.    2,725                                      60
   o Thermo Electron Corp.    1,300                                           24
   o TMP Worldwide, Inc.    954                                               15
     Tyco International Ltd.    19,303                                       279
   o Veritas Software Corp.    3,800                                          58
     Waste Management, Inc.    6,117                                         141
   o Yahoo!, Inc.    5,300                                                    79
                                                                      ----------
                                                                           2,673

     CHEMICAL  0.3%
     ---------------------------------------------------------------------------
     3M Co.    3,800                                                         482
     Air Products & Chemicals, Inc.    2,300                                 102
     Dow Chemical Co.    8,694                                               226
     E.I. du Pont de Nemours & Co.    9,592                                  396
     Eastman Chemical Co.    800                                              29
     Ecolab, Inc.    1,400                                                    68
     Great Lakes Chemical Corp.    600                                        15
   o Hercules, Inc.    900                                                     9
     PPG Industries, Inc.    1,500                                            70
     Praxair, Inc.    1,600                                                   87
     Rohm & Haas Co.    2,205                                                 73
     Sherwin-Williams Co.    1,200                                            33
     Sigma-Aldrich Corp.    900                                               41
                                                                      ----------
                                                                           1,631

     CONSTRUCTION  0.0%
     ---------------------------------------------------------------------------
     Centex Corp.    600                                                      27
     Fluor Corp.    500                                                       12
     KB Home Corp.    400                                                     19
     Masco Corp.    4,700                                                     97
   o McDermott International, Inc.    800                                      3
     Pulte Homes, Inc.    400                                                 18
     The Stanley Works    600                                                 19
     Vulcan Materials Co.    800                                              27
                                                                      ----------
                                                                             222

     CONSUMER: DURABLE  0.0%
     ---------------------------------------------------------------------------
     Black & Decker Corp.    900                                              42
     Leggett & Platt, Inc.    2,000                                           42
     Maytag Corp.    900                                                      23
     Whirlpool Corp.    800                                                   37
                                                                      ----------
                                                                             144

     CONSUMER: NONDURABLE  0.2%
     ---------------------------------------------------------------------------
   o American Greetings Corp., Class A    300                                  4
     Darden Restaurants, Inc.    1,800                                        34
  o+ Electronic Arts, Inc.    1,333                                           87
     Fortune Brands, Inc.    1,600                                            80
     Hasbro, Inc.    1,650                                                    17
   o International Game Technology    700                                     53
     Mattel, Inc.    4,150                                                    76
     McDonald's Corp.    12,700                                              230
     Newell Rubbermaid, Inc.    2,745                                         89
   o Starbucks Corp.    3,560                                                 85
     Tupperware Corp.    400                                                   6
     Wendy's International, Inc.    1,000                                     32
                                                                      ----------
                                                                             793

     CONTAINERS  0.0%
     ---------------------------------------------------------------------------
     Ball Corp.    400                                                        19
     Bemis Co.    500                                                         26
   o Pactiv Corp.    1,500                                                    30
   o Sealed Air Corp.    582                                                   9
                                                                      ----------
                                                                              84

     ELECTRONICS  0.7%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    6,000                                     9
   o Advanced Micro Devices, Inc.    2,840                                    17
   o Agilent Technologies, Inc.    4,437                                      61
   o Altera Corp.    3,680                                                    43
   o American Power Conversion Corp.    1,725                                 22
   o Analog Devices, Inc.    3,400                                            91
   o Andrew Corp.    850                                                       7
     Applied Biosystems Group -- Applera Corp.    2,000                       40
   o Applied Materials, Inc.    15,600                                       234
   o Applied Micro Circuits Corp.    2,862                                    11
   o Broadcom Corp., Class A    2,300                                         28
   o CIENA Corp.    3,200                                                     12
     Intel Corp.    65,200                                                 1,128
     ITT Industries, Inc.    900                                              58
   o Jabil Circuit, Inc.    1,398                                             22
   o JDS Uniphase Corp.    12,589                                             28
   o KLA-Tencor Corp.    1,800                                                64
     Linear Technology Corp.    3,000                                         83
   o LSI Logic Corp.    3,000                                                 18


See financial notes.

                                                                      MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
   o Lucent Technologies, Inc.    31,592                                      39
   o Maxim Integrated Products,
     Inc.    3,100                                                            99
   o Micron Technology, Inc.    5,400                                         86
     Molex, Inc.    1,875                                                     50
     Moody's Corp.    1,500                                                   71
     Motorola, Inc.    21,931                                                201
   o National Semiconductor
     Corp.    1,700                                                           23
  o+ Nvidia Corp.    1,400                                                    17
     PerkinElmer, Inc.    1,000                                                7
   o PMC Sierra, Inc.    1,600                                                 8
   o Power-One, Inc.    400                                                    2
   o Qualcomm, Inc.    7,200                                                 249
   o Sanmina-SCI Corp.    5,000                                               15
   o Solectron Corp.    7,900                                                 18
     Symbol Technologies, Inc.    1,908                                       16
   o Tektronix, Inc.    900                                                   16
   o Tellabs, Inc.    4,000                                                   31
   o Teradyne, Inc.    1,700                                                  21
     Texas Instruments, Inc.    16,800                                       266
   o Thomas & Betts Corp.    481                                               8
   o Univision Communications, Inc.,
     Class A    2,004                                                         52
  o+ Waters Corp.    1,300                                                    33
   o Xilinx, Inc.    3,200                                                    61
                                                                      ----------
                                                                           3,365

     ENERGY: RAW MATERIALS  0.2%
     ---------------------------------------------------------------------------
     Anadarko Petroleum Corp.    2,418                                       108
     Apache Corp.    1,290                                                    70
     Baker Hughes, Inc.    2,960                                              86
  o+ BJ Services Co.    1,500                                                 45
     Burlington Resources, Inc.    1,905                                      78
     Devon Energy Corp.    1,500                                              76
     EOG Resources, Inc.    1,128                                             42
     Halliburton Co.    4,158                                                 67
   o Nabors Industries Ltd.    1,400                                          49
   o Noble Corp.    1,300                                                     42
     Occidental Petroleum Corp.    3,600                                     103
     Rowan Cos., Inc.    600                                                  12
     Schlumberger Ltd.    5,400                                              217
                                                                      ----------
                                                                             995

     FOOD & AGRICULTURE  0.7%
     ---------------------------------------------------------------------------
     Archer-Daniels-Midland Co.    6,532                                      89
     Campbell Soup Co.    4,200                                               89
     Coca-Cola Co.    24,100                                               1,120
     Coca-Cola Enterprises, Inc.   4,000                                      95
     Conagra Foods, Inc.    4,900                                            119
     General Mills, Inc.    3,576                                            148
     H.J. Heinz Co.    3,400                                                 109
     Hershey Foods Corp.    1,500                                             98
     Kellogg Co.    3,900                                                    124
     Monsanto Co.    2,093                                                    35
     The Pepsi Bottling Group,
     Inc.    2,832                                                            76
     PepsiCo, Inc.    17,160                                                 757
     Sara Lee Corp.    7,600                                                 173
     Supervalu, Inc.    1,400                                                 24
     Sysco Corp.    6,600                                                    209
     Wm. Wrigley Jr. Co.    2,200                                            116
                                                                      ----------
                                                                           3,381

     GOLD  0.0%
     ---------------------------------------------------------------------------
     Newmont Mining Corp. Holding Co.    3,801                                94

     HEALTHCARE / DRUGS & Medicine  2.3%
     ---------------------------------------------------------------------------
     Abbott Laboratories    15,000                                           628
     Allergan, Inc.    1,300                                                  71
     AmerisourceBergen Corp.    1,000                                         71
   o Amgen, Inc.    12,388                                                   577
  o+ Anthem, Inc.    1,351                                                    85
     Bausch & Lomb, Inc.    600                                               19
     Baxter International, Inc.    5,600                                     140
     Becton, Dickinson & Co.    2,600                                         77
   o Biogen, Inc.    1,500                                                    55
     Biomet, Inc.    2,475                                                    73
   o Boston Scientific Corp.    4,074                                        153
     Bristol-Myers Squibb Co.    19,000                                      468
     C.R. Bard, Inc.    400                                                   22
     Cardinal Health, Inc.    4,400                                          304
   o Chiron Corp.    1,800                                                    71
     Eli Lilly & Co.    10,900                                               605
   o Forest Laboratories, Inc.,
     Class A    1,700                                                        167
  o+ Genzyme Corp. -- General
     Division    2,100                                                        58


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Guidant Corp.    3,000                                                   89
     HCA, Inc.    5,000                                                      217
  o+ Health Management Associates, Inc., Class A    2,400                     46
   o HealthSouth Corp.    3,452                                               15
   o Humana, Inc.    1,400                                                    17
     IMS Health, Inc.    3,000                                                45
     Johnson & Johnson    28,854                                           1,695
   o King Pharmaceuticals, Inc.    2,133                                      33
   o Manor Care, Inc.    1,100                                                22
     McKesson Corp.    2,654                                                  79
   o Medimmune, Inc.    2,400                                                 61
     Medtronic, Inc.    11,800                                               529
     Merck & Co., Inc.    21,900                                           1,188
 (9) Pfizer, Inc.    60,400                                                1,919
     Pharmacia Corp.    12,269                                               528
   o Quintiles Transnational Corp.  1,200                                     13
     Schering-Plough Corp.    14,100                                         301
   o St. Jude Medical, Inc.    1,450                                          52
   o Stryker Corp.    1,892                                                  119
     Tenet Healthcare Corp.    4,650                                         134
     UnitedHealth Group, Inc.    3,000                                       273
   o Watson Pharmaceuticals, Inc.    1,000                                    27
   o WellPoint Health Networks, Inc.    1,400                                105
     Wyeth    12,700                                                         425
   o Zimmer Holdings, Inc.    1,800                                           74
                                                                      ----------
                                                                          11,650

     HOUSEHOLD PRODUCTS  0.4%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B    600                                       31
     Avon Products, Inc.    2,400                                            116
     Clorox Co.    2,200                                                      99
     Colgate-Palmolive Co.    5,300                                          291
     The Gillette Co.    10,600                                              317
     International Flavors & Fragrances, Inc.    1,100                        37
     Procter & Gamble Co.    12,600                                        1,115
                                                                      ----------
                                                                           2,006

     INSURANCE  0.8%
     ---------------------------------------------------------------------------
   + ACE Ltd.    2,500                                                        77
     Aetna, Inc.    1,424                                                     57
     Aflac, Inc.    5,200                                                    158
     Allstate Corp.    7,000                                                 279
     AMBAC Financial Group, Inc.    1,015                                     63
     American International Group, Inc.    25,251                          1,580
     AON Corp.    2,625                                                       48
     Chubb Corp.    1,700                                                     96
     CIGNA Corp.    1,400                                                     51
     Cincinnati Financial Corp.    1,800                                      68
     Hartford Financial Services Group, Inc.    2,400                         95
     Jefferson-Pilot Corp.    1,612                                           65
     John Hancock Financial Services, Inc.    2,977                           87
     Lincoln National Corp.    1,900                                          58
     Loews Corp.    2,000                                                     86
     Marsh & McLennan Cos., Inc.    5,200                                    243
     MBIA, Inc.    1,350                                                      59
     Metlife, Inc.    6,810                                                  163
     MGIC Investment Corp.    1,200                                           50
  o+ Principal Financial Group, Inc.    3,465                                 97
     Progressive Corp.    2,100                                              116
  o+ Prudential Financial, Inc.    5,700                                     166
     Safeco Corp.    1,100                                                    39
     St. Paul Cos., Inc.    1,850                                             61
     Torchmark Corp.    1,100                                                 39
   o Travelers Property Casualty Corp., Class B    9,699                     131
     UnumProvident Corp.    2,349                                             48
     XL Capital Ltd., Class A    1,200                                        91
                                                                      ----------
                                                                           4,171

     MEDIA  0.6%
     ---------------------------------------------------------------------------
   o AOL Time Warner, Inc.    42,850                                         632
   o Clear Channel Communications, Inc.    5,717                             212
   o Comcast Corp., Special Class A    9,100                                 210
     Dow Jones & Co., Inc.    800                                             28
     Gannett Co., Inc.    2,700                                              205
     Knight-Ridder, Inc.    900                                               54
     McGraw-Hill Cos., Inc.    2,000                                         129
     Meredith Corp.    500                                                    23
     New York Times Co., Class A    1,700                                     82


See financial notes.

                                                                      MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
     R.R. Donnelley & Sons Co.    1,200                                       24
     Tribune Co.    2,800                                                    135
   o Viacom, Inc., Class B    16,881                                         753
     The Walt Disney Co.    20,319                                           339
                                                                      ----------
                                                                           2,826

     MISCELLANEOUS FINANCE  1.2%
     ---------------------------------------------------------------------------
     American Express Co.    12,900                                          469
     Bear Stearns Cos., Inc.    1,182                                         72
     Capital One Financial Corp.    2,100                                     64
   / Charles Schwab Corp.    13,042                                          120
     Charter One Financial, Inc.    2,315                                     70
     Citigroup, Inc.    49,092                                             1,814
     Countrywide Credit Industries,
     Inc.    1,100                                                            55
     Fannie Mae    9,700                                                     648
     Franklin Resources, Inc.    2,500                                        82
     Freddie Mac    6,900                                                    425
   + Goldman Sachs Group, Inc.    4,579                                      328
     Household International, Inc.    4,459                                  106
     Lehman Brothers Holdings,
     Inc.    2,400                                                           128
     MBNA Corp.    11,850                                                    241
     Merrill Lynch & Co., Inc.    8,400                                      319
     Morgan Stanley    10,600                                                413
     SLM Corp.    1,500                                                      154
     Stilwell Financial, Inc.    2,200                                        26
     T. Rowe Price Group, Inc.    1,200                                       34
     Washington Mutual, Inc.    9,282                                        332
                                                                      ----------
                                                                           5,900

     NON-FERROUS METALS  0.0%
     ---------------------------------------------------------------------------
     Alcoa, Inc.    8,472                                                    187
     Engelhard Corp.    1,300                                                 29
   o Freeport-McMoran Copper &
     Gold, Inc., Class B    800                                               10
   o Inco Ltd.    79                                                           1
   o Phelps Dodge Corp.    810                                                25
                                                                      ----------
                                                                             252
     OIL: DOMESTIC  0.1%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    1,000                                              51
     Ashland, Inc.    800                                                     21
     ConocoPhillips    6,546                                                 317
     Kerr-McGee Corp.    869                                                  38
     Marathon Oil Corp.    3,100                                              65
     Sunoco, Inc.    900                                                      27
     Transocean, Inc.    2,945                                                65
     Unocal Corp.    2,400                                                    66
                                                                      ----------
                                                                             650

     OIL: INTERNATIONAL  0.6%
     ---------------------------------------------------------------------------
     ChevronTexaco Corp.    10,327                                           698
 (9) Exxon Mobil Corp.     65,658                                          2,210
                                                                      ----------
                                                                           2,908

     OPTICAL & PHOTO  0.0%
     ---------------------------------------------------------------------------
     Eastman Kodak Co.    3,100                                              102

     PAPER & FOREST PRODUCTS  0.1%
     ---------------------------------------------------------------------------
     Boise Cascade Corp.    600                                               14
     Georgia-Pacific Corp.    2,228                                           27
     International Paper Co.    4,846                                        169
     Kimberly-Clark Corp.    5,060                                           261
   o Louisiana-Pacific Corp.    600                                            4
     MeadWestvaco Corp.    1,970                                              41
     Temple-Inland, Inc.    600                                               25
     Weyerhaeuser Co.    2,300                                               104
                                                                      ----------
                                                                             645

     PRODUCER GOODS & MANUFACTURING  0.7%
     ---------------------------------------------------------------------------
  o+ American Standard Cos., Inc.    700                                      47
     Avery Dennison Corp.    1,200                                            75
     Caterpillar, Inc.    3,500                                              143
     Cooper Industries Ltd.,
     Class A    900                                                           28
   o Corning, Inc.    8,700                                                   16
     Deere & Co.    2,300                                                    107
     Dover Corp.    2,000                                                     50
     Emerson Electric Co.    4,000                                           193
  (7)General Electric Co.    96,200                                        2,429
     Honeywell International, Inc.   7,837                                   188
     Illinois Tool Works, Inc.    3,000                                      184
     Ingersoll-Rand Co., Class A    1,650                                     64
     Johnson Controls, Inc.    800                                            62
     Millipore Corp.    400                                                   13
     Pall Corp.    1,000                                                      17
     Parker Hannifin Corp.    1,150                                           50
     Snap-On, Inc.    600                                                     16
     W.W. Grainger, Inc.    900                                               44
                                                                      ----------
                                                                           3,726


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)

     RAILROAD & SHIPPING  0.1%
     ---------------------------------------------------------------------------
     Burlington Northern
     Santa Fe Corp.    3,800                                                  98
     CSX Corp.    2,200                                                       61
     Norfolk Southern Corp.    3,600                                          73
     Union Pacific Corp.    2,500                                            147
                                                                      ----------
                                                                             379

     REAL PROPERTY  0.0%
     ---------------------------------------------------------------------------
     Equity Office Properties Trust    3,900                                  94
   + Equity Residential Properties Trust    2,600                             62
   + The Plum Creek Timber Co., Inc.    1,700                                 38
   + Simon Property Group, Inc.    1,700                                      58
                                                                      ----------
                                                                             252

     RETAIL  1.2%
     ---------------------------------------------------------------------------
     Albertson's, Inc.    4,138                                               92
   o AutoZone, Inc.    1,000                                                  86
   o Bed, Bath & Beyond, Inc.    2,800                                        99
   o Best Buy Co., Inc.    2,850                                              59
   o Big Lots, Inc.    1,100                                                  18
     Circuit City Stores, Inc. -- Circuit City Group    2,000                 20
   o Costco Wholesale Corp.    4,400                                         149
     CVS Corp.    3,900                                                      108
     Dillards, Inc., Class A    500                                            8
     Dollar General Corp.    3,303                                            46
     Family Dollar Stores, Inc.    1,700                                      52
   o Federated Department Stores, Inc.    2,100                               65
     The Gap, Inc.    8,300                                                   98
     Home Depot, Inc.    22,900                                              661
     J.C. Penney Co., Inc. Holding Co.    2,500                               48
   o Kohl's Corp.    3,200                                                   187
   o Kroger Co.    8,200                                                     122
     The Limited Brands    4,994                                              78
     Lowe's Cos., Inc.    7,600                                              317
     May Department Stores Co.    2,800                                       65
     Nordstrom, Inc.    1,300                                                 26
   o Office Depot, Inc.    3,700                                              53
   o RadioShack Corp.    1,900                                                40
   o Safeway, Inc.    4,900                                                  113
     Sears, Roebuck & Co.    3,200                                            84
   o Staples, Inc.    4,350                                                   67
     Target Corp.    8,800                                                   265
     Tiffany & Co.    1,400                                                   37
     TJX Cos., Inc.    5,200                                                 107
   o Toys `R' Us, Inc.    2,600                                               26
  (8)Wal-Mart Stores, Inc.    43,100                                       2,308
     Walgreen Co.    9,900                                                   334
     Winn-Dixie Stores, Inc.    1,500                                         23
   o Yum! Brands, Inc.    3,120                                               70
                                                                      ----------
                                                                           5,931

     STEEL  0.0%
     ---------------------------------------------------------------------------
     Allegheny Technologies, Inc.    735                                       5
     Nucor Corp.    900                                                       38
     United States Steel Corp.    900                                         11
     Worthington Industries, Inc.    900                                      17
                                                                      ----------
                                                                              71

     TELEPHONE  0.7%
     ---------------------------------------------------------------------------
     Alltel Corp.    3,100                                                   154
     AT&T Corp.    36,792                                                    480
   o AT&T Wireless Services, Inc.    24,461                                  168
   o Avaya, Inc.    2,632                                                      5
     BellSouth Corp.    18,400                                               481
     CenturyTel, Inc.    1,350                                                38
   o Citizens Communications Co.    2,576                                     21
   o Nextel Communications, Inc., Class A    8,800                            99
   o Qwest Communications International, Inc.    15,773                       53
     SBC Communications, Inc.    32,336                                      830
     Scientific-Atlanta, Inc.    1,600                                        20
     Sprint Corp. (FON Group)    8,600                                       107
   o Sprint Corp. (PCS Group)    8,800                                        31
     Verizon Communications, Inc.    26,158                                  988
                                                                      ----------
                                                                           3,475

     TOBACCO  0.2%
     ---------------------------------------------------------------------------
     Philip Morris Cos., Inc.    20,700                                      844
   + R.J. Reynolds Tobacco Holdings, Inc.    900                              36
     UST, Inc.    1,600                                                       49
                                                                      ----------
                                                                             929

     TRAVEL & RECREATION  0.1%
     ---------------------------------------------------------------------------
     Brunswick Corp.    900                                                   19
     Carnival Corp.    6,100                                                 159


See financial notes.

                                                                      MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
   o Harrah's Entertainment, Inc.    1,300                                    55
     Hilton Hotels Corp.    3,600                                             44
     Marriott International, Inc., Class A    2,600                           80
   o Sabre Holdings Corp.    1,283                                            25
     Starwood Hotels & Resorts Worldwide, Inc.    1,900                       44
                                                                      ----------
                                                                             426

     TRUCKING & FREIGHT  0.1%
     ---------------------------------------------------------------------------
     Paccar, Inc.    1,050                                                    47
     Ryder Systems, Inc.    400                                                9
   + United Parcel Service, Inc., Class B    10,818                          649
                                                                      ----------
                                                                             705

     UTILITIES: ELECTRIC & GAS  0.4%
     ---------------------------------------------------------------------------
   o AES Corp.    4,800                                                        9
     Allegheny Energy, Inc.    1,070                                           6
     Ameren Corp.    1,500                                                    61
     American Electric Power Co., Inc.    3,160                               81
   o Calpine Corp.    2,700                                                    5
     Centerpoint Energy, Inc.    2,949                                        21
     Cinergy Corp.    1,600                                                   50
     CMS Energy Corp.    1,000                                                 8
     Consolidated Edison, Inc.    2,100                                       89
     Constellation Energy Group, Inc.    1,300                                33
     Dominion Resources, Inc.    2,678                                       129
     DTE Energy Co.    1,400                                                  63
     Duke Energy Corp.    7,952                                              163
     Dynegy, Inc., Class A    3,100                                            2
   o Edison International    3,200                                            32
     El Paso Corp.    5,006                                                   39
     Entergy Corp.    2,400                                                  106
     Exelon Corp.    3,112                                                   157
     FirstEnergy Corp.    2,895                                               94
     FPL Group, Inc.    1,900                                                112
     KeySpan Corp.    1,300                                                   47
     Kinder Morgan, Inc.    1,107                                             41
   o Mirant Corp.    2,624                                                     6
     NICOR, Inc.    500                                                       16
     NiSource, Inc.    1,946                                                  32
     Peoples Energy Corp.    200                                               7
   o PG&E Corp.    3,600                                                      39
     Pinnacle West Capital Corp.    800                                       23
     PPL Corp.    1,400                                                       48
     Progress Energy, Inc.    1,975                                           82
     Public Service Enterprise Group, Inc.    2,000                           57
     Sempra Energy    2,103                                                   47
     Southern Co.    6,600                                                   196
     Teco Energy, Inc.    1,300                                               19
     TXU Corp.    2,767                                                       40
     Williams Cos., Inc.    5,000                                              9
     XCEL Energy, Inc.    3,850                                               40
                                                                      ----------
                                                                           2,009

     OTHER INVESTMENT COMPANIES
     79.8% of investments
     ---------------------------------------------------------------------------
 /(2)Schwab International Index
     Fund(R), Select Shares    9,899,682                                 103,650
 /(1)Schwab S&P 500 Fund,
     Select Shares    9,013,385                                          124,655
 /(3)Schwab Small-Cap Index
     Fund(R), Select Shares    7,784,164                                 103,374
 /(4)Schwab Total Bond
     Market Fund    7,317,104                                             74,927
                                                                      ----------
                                                                         406,606

     SHORT TERM INVESTMENTS
     4.7% of investments
     ---------------------------------------------------------------------------
 /(5)Schwab Value Advantage
     Money Fund(R), Investor
     Shares    23,074,965                                                 23,075


     SECURITY                                  FACE VALUE
       RATE, MATURITY DATE                     ($ X 1,000)
     HSBC Bank, USA
     Grand Cayman Time Deposit
       2.050%, 11/01/02                           900                        900
                                                                      ----------
                                                                          23,975


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials


Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                            $509,760 a
Receivables:
   Fund shares sold                                                          135
   Dividends                                                                 118
   Dividend tax reclaim                                                        3
   Investments sold                                                          250
Prepaid expenses                                                       +      13
                                                                       ---------
TOTAL ASSETS                                                             510,279

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                      351
   Investment adviser and administrator fees                                   7
   Transfer agent and shareholder service fees                                11
Accrued expenses                                                       +     114
                                                                       ---------
TOTAL LIABILITIES                                                            483

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             510,279
TOTAL LIABILITIES                                                      -     483
                                                                       ---------
NET ASSETS                                                              $509,796

NET ASSETS BY SOURCE
Capital received from investors                                          593,184
Net investment income not yet distributed                                  2,243
Net realized capital losses                                              (10,222)
Net unrealized capital losses                                            (75,409)


NET ASSET VALUE (NAV)

              SHARES
NET ASSETS /  OUTSTANDING  =   NAV
$509,796      42,298         $12.05

a The fund paid $585,169 for these securities. Not counting short-term obligations and government securities, the fund paid $181,537 for securities during the report period and received $105,722 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  S&P 500 Fund                          2.1%
  Small-Cap Index Fund(R)               7.6%
  International Index Fund(R)          10.6%

  SCHWAB BOND FUNDS
  Total Bond Market Fund                7.4%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund(R)                       0.1%

FEDERAL TAX DATA

PORTFOLIO COST                          $593,480
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $ 31,722
Losses                                + (115,442)
                                      ----------
                                        ($83,720)
UNDISTRIBUTED EARNINGS:
Ordinary income                         $  2,242
Long-term capital gains                 $     --

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                    Loss amount
  2010                                  $  1,910


See financial notes.

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.


INVESTMENT INCOME
--------------------------------------------------------------------------------

Dividends                                                                $10,021 a
Interest                                                             +        10
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   10,031

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                  (9,232)
Net realized gains received from underlying funds                    +     3,638
                                                                     -----------

NET REALIZED LOSSES                                                      (5,594)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                    (66,308)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  2,362 b
Transfer agent and shareholder service fees                                1,355 c
Trustees' fees                                                                11 d
Custodian fees                                                                52
Portfolio accounting fees                                                     77
Professional fees                                                             30
Registration fees                                                             31
Shareholder reports                                                          132
Other expenses                                                       +        14
                                                                     -----------
Total expenses                                                             4,064
Expense reduction                                                     -    1,355 e
                                                                     -----------
NET EXPENSES                                                               2,709

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   10,031
NET EXPENSES                                                          -    2,709
                                                                     -----------
NET INVESTMENT INCOME                                                      7,322
NET REALIZED LOSSES                                                      (5,594) f
NET UNREALIZED LOSSES                                                +  (66,308) f
                                                                     -----------
DECREASE IN NET ASSETS FROM OPERATIONS                                 ($64,580)

a An additional $11 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 28, 2003, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $71,902.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/01-10/31/02    11/1/00-10/31/01
Net investment income                          $7,322              $14,030
Net realized gains or losses                   (5,594)               3,349
Net unrealized losses                     +   (66,308)            (117,542)
                                          --------------------------------------
DECREASE IN NET ASSETS
FROM OPERATIONS                               (64,580)            (100,163)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income            8,889               14,574 a
Distributions from net
  realized gains                          +     5,834                3,006
                                          --------------------------------------
TOTAL DISTRIBUTIONS PAID                      $14,723              $17,580 b


TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       11/1/01-10/31/02     11/1/00-10/31/01
                                      QUANTITY   VALUE      QUANTITY     VALUE
Shares sold                           12,796   $173,232      10,579    $162,273
Shares reinvested                      1,010     14,418       1,085      17,210
Shares redeemed                    +  (8,337)  (109,730)     (7,720)   (116,866)
                                   ---------------------------------------------
NET INCREASE                           5,469    $77,920       3,944     $62,617

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/01-10/31/02     11/1/00-10/31/01
                                    SHARES   NET ASSETS    SHARES     NET ASSETS
Beginning of period                 36,829     $511,179     32,885    $566,305
Total increase or
decrease                         +   5,469       (1,383)     3,944     (55,126) c
                                 -----------------------------------------------
END OF PERIOD                       42,298     $509,796     36,829    $511,179 d

 UNAUDITED

a For corporations, 88% of the fund's dividends for the report period qualify for the dividends- received deduction.


b The tax basis components of distributions paid for the current period are:

   Ordinary income                 $8,889
   Long-term capital gains         $5,834

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


d Includes net investment income not yet distributed in the amount of $2,243 and $3,810 at the end of the current period and the prior period, respectively.


See financial notes.

     The portfolio seeks both capital growth and income.

Schwab MarketTrack Balanced Portfolio

[PHOTO OF GERI HOM AND KIMON DAIFOTIS]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

KIMON DAIFOTIS, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the Schwab MarketTrack Portfolios. Prior to joining the firm in 1997, he worked for more than 17 years in fixed-income research and asset management.

TICKER SYMBOL: SWBGX

MANAGERS' PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the S&P 500(R) Index down by over 15% during the 12-month report period.

WITH ALL SEGMENTS OF THE U.S. EQUITY MARKET STRUGGLING, THE FUND'S BOND HOLDINGS WERE A WELCOME SOURCE OF POSITIVE PERFORMANCE. Bond prices rose as investors, seeking the relative stability, created strong demand: the Lehman Brothers U.S. Aggregate Bond Index was up 5.9% during the period. Throughout the period, as the stock market tried to gain a sense of direction, there were shifts in market leadership among large-cap, mid-cap, and small-cap stocks, although all ended the period in negative territory. By the end of the period, growth stocks saw their prices fall while value stock prices also fell, but not by as much. Overall, international stocks were down 12.7%, as measured by the Schwab International Index.

SIGNS OF IMPROVEMENT IN CORPORATE EARNINGS AND CAPITAL SPENDING SPARKED A U.S. STOCK MARKET RALLY IN THE LAST MONTH OF THE REPORT PERIOD. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable. We continue to believe that exposure to all major equity market segments makes sense for many long-term equity investors. The portfolio is designed to provide this exposure while also reducing volatility through bond and cash investments.


Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This chart compares performance of the portfolio with the Balanced Composite Index, the S&P 500(R) Index and the
Lehman Brothers U.S. Aggregate Bond Index.

[BAR CHART]

                                                                  LEHMAN BROTHERS    BALANCED
                                                                   U.S. AGGREGATE    COMPOSITE
                                  PORTFOLIO 1    S&P 500 INDEX       BOND INDEX       INDEX 2
                                  -----------    -------------    ---------------    ---------
1 YEAR                               -7.08%          -15.11%            5.89%          -6.52%
5 YEARS                               2.26%            0.73%            7.43%           2.76%
SINCE INCEPTION: 11/20/95             5.68%            7.43%            7.35%            n/a


PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in three indices: the Balanced Composite Index, the S&P 500 Index, and the Lehman Brothers U.S. Aggregate Bond Index.

$14,680 PORTFOLIO 1
$16,454 S&P 500 INDEX
$16,368 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
$14,667 BALANCED COMPOSITE INDEX 2

[LINE GRAPH]

                                            Lehman Brothers        Balanced
                               S&P 500        Aggregate            Composite
                     SWBGX      Index         Bond Index            Index
  20-Nov-95          10000       10000          10000
     Nov-95          10080       10104          10076               10000
     Dec-95          10270       10299          10217                9960
     Jan-96          10390       10649          10285               10097
     Feb-96          10410       10748          10106               10153
     Mar-96          10460       10852          10035               10224
     Apr-96          10581       11011           9979               10414
     May-96          10691       11294           9959               10546
     Jun-96          10711       11337          10092               10537
     Jul-96          10410       10836          10120               10222
     Aug-96          10551       11064          10102               10415
     Sep-96          10912       11686          10278               10746
     Oct-96          11082       12009          10506               10856
     Nov-96          11534       12917          10686               11264
     Dec-96          11415       12661          10587               11218
     Jan-97          11589       13451          10620               11449
     Feb-97          11589       13557          10646               11440
     Mar-97          11334       13001          10528               11186
     Apr-97          11620       13776          10686               11377
     May-97          12183       14614          10787               11919
     Jun-97          12593       15268          10916               12287
     Jul-97          13217       16482          11210               12863
     Aug-97          12849       15559          11115               12585
     Sep-97          13391       16410          11280               13100
     Oct-97          13125       15862          11443               12801
     Nov-97          13309       16597          11496               12881
     Dec-97          13443       16882          11612               13011
     Jan-98          13582       17070          11761               13112
     Feb-98          14149       18300          11751               13664
     Mar-98          14523       19237          11791               14077
     Apr-98          14608       19432          11852               14191
     May-98          14448       19097          11965               14045
     Jun-98          14672       19873          12067               14191
     Jul-98          14469       19662          12092               14000
     Aug-98          13262       16823          12289               12731
     Sep-98          13668       17901          12577               13081
     Oct-98          14309       19357          12510               13556
     Nov-98          14800       20530          12581               14044
     Dec-98          15281       21712          12619               14528
     Jan-99          15523       22620          12709               14719
     Feb-99          15028       21916          12486               14265
     Mar-99          15369       22793          12555               14568
     Apr-99          15820       23675          12595               15051
     May-99          15567       23116          12484               14885
     Jun-99          16018       24399          12444               15358
     Jul-99          15930       23638          12392               15269
     Aug-99          15842       23520          12386               15157
     Sep-99          15853       22875          12530               15108
     Oct-99          16337       24323          12576               15461
     Nov-99          16711       24817          12575               15942
     Dec-99          17420       26279          12514               16772
     Jan-00          16823       24960          12473               16379
     Feb-00          17150       24487          12624               16957
     Mar-00          17815       26882          12791               17448
     Apr-00          17353       26073          12754               16959
     May-00          17037       25539          12747               16651
     Jun-00          17601       26169          13012               17207
     Jul-00          17364       25761          13131               17069
     Aug-00          18085       27361          13321               17786
     Sep-00          17612       25917          13405               17425
     Oct-00          17499       25808          13493               17211
     Nov-00          16812       23774          13715               16528
     Dec-00          17241       23891          13970               17079
     Jan-01          17569       24739          14198               17429
     Feb-01          16713       22483          14321               16697
     Mar-01          16162       21057          14393               16073
     Apr-01          16877       22693          14332               16781
     May-01          16936       22845          14418               16871
     Jun-01          16842       22290          14473               16734
     Jul-01          16748       22072          14797               16631
     Aug-01          16350       20690          14967               16257
     Sep-01          15447       19018          15141               15282
     Oct-01          15798       19382          15457               15690
     Nov-01          16314       20868          15244               16239
     Dec-01          16483       21052          15147               16446
     Jan-02          16239       20744          15269               16272
     Feb-02          16105       20344          15417               16162
     Mar-02          16519       21109          15161               16588
     Apr-02          16288       19830          15456               16449
     May-02          16227       19683          15587               16377
     Jun-02          15691       18282          15723               15800
     Jul-02          14838       16858          15913               14902
     Aug-02          14972       16967          16182               15002
     Sep-02          14156       15123          16444               14228
31-Oct-02            14680       16454          16368               14667


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-caps stocks,15% foreign stocks, 35% bonds and 5% cash. As of 10/31/02, the total number of funds in the Large-Cap, Small-Cap, Foreign and Intermediate-Term Bond Fund categories for the one- and five-year periods was 1,309, 266, 895, 690 and 629, 133, 478, 416, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.


Schwab MarketTrack Portfolios(R)

PORTFOLIO FACTS As of October 31, 2002

TOP TEN HOLDINGS

SECURITY                                                     % OF INVESTMENTS
--------------------------------------------------------------------------------
 (1)     SCHWAB TOTAL BOND MARKET FUND                              35.0%
--------------------------------------------------------------------------------
 (2)     SCHWAB S&P 500 FUND, SELECT SHARES                         18.5%
--------------------------------------------------------------------------------
 (3)     SCHWAB SMALL-CAP INDEX FUND, SELECT SHARES                 15.2%
--------------------------------------------------------------------------------
 (4)     SCHWAB INTERNATIONAL INDEX FUND, SELECT SHARES             15.1%
--------------------------------------------------------------------------------
 (5)     SCHWAB VALUE ADVANTAGE MONEY FUND, INVESTOR SHARES          4.7%
--------------------------------------------------------------------------------
 (6)     MICROSOFT CORP.                                             0.4%
--------------------------------------------------------------------------------
 (7)     GENERAL ELECTRIC CO.                                        0.4%
--------------------------------------------------------------------------------
 (8)     WAL-MART STORES, INC.                                       0.3%
--------------------------------------------------------------------------------
 (9)     EXXON MOBIL CORP.                                           0.3%
--------------------------------------------------------------------------------
(10)     PFIZER, INC.                                                0.3%
--------------------------------------------------------------------------------
         TOTAL                                                      90.2%

STATISTICS

                                                                PEER GROUP
                                              PORTFOLIO          AVERAGE 2
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                   506                261
--------------------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)             $   41,636         $   24,957
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                          17.9               23.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                               3.2                3.6
--------------------------------------------------------------------------------
12-MONTH YIELD                                      3.24%              2.18%
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                               31%                96%
--------------------------------------------------------------------------------
THREE-YEAR BETA                                     0.53               0.48
--------------------------------------------------------------------------------


EXPENSE RATIO

[BAR GRAPH]


PORTFOLIO             0.50% 3
PEER GROUP AVERAGE    1.25% 2


PORTFOLIO WEIGHTINGS

These charts show the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX

[PIE CHART]


35.0%    BONDS
30.0%    LARGE-CAP
15.2%    SMALL-CAP
15.1%    INTERNATIONAL
 4.7%    SHORT TERM INVESTMENTS


TARGET MIX IN NEUTRAL MARKETS

[PIE CHART]

35.0%    BONDS
30.0%    LARGE-CAP
15.0%    SMALL-CAP
15.0%    INTERNATIONAL
 5.0%    SHORT TERM INVESTMENTS

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 928 funds in the
  Domestic Hybrid Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

MARKETTRACK BALANCED PORTFOLIO -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                         11/1/01-        11/1/00        11/1/99-         11/1/98-        11/1/97-
PER-SHARE DATA ($)                                       10/31/02        10/31/01       10/31/00          10/31/99        10/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    13.47           15.53           14.85            13.39           12.82
                                                        ---------------------------------------------------------------------------
Income or loss from investment operations:
Net investment income                                      0.32            0.45            0.36             0.29            0.25
Net realized and unrealized gains or losses               (1.22)          (1.92)           0.69             1.57            0.86
                                                        ---------------------------------------------------------------------------
Total income or loss from investment operations           (0.90)          (1.47)           1.05             1.86            1.11
Less distributions:
Dividends from net investment income                      (0.40)          (0.49)          (0.28)           (0.33)          (0.23)
Distributions from net realized gains                     (0.12)          (0.10)          (0.09)           (0.07)          (0.31)
                                                        ---------------------------------------------------------------------------
Total distributions                                       (0.52)          (0.59)          (0.37)           (0.40)          (0.54)
                                                        ---------------------------------------------------------------------------
Net asset value at end of period                          12.05           13.47           15.53            14.85           13.39
                                                        ---------------------------------------------------------------------------
Total return (%)                                          (7.08)          (9.72)           7.11            14.18            9.02

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
average net assets 2                                       0.50            0.50            0.56 1           0.58            0.59
Expense reductions reflected in above ratio                0.24            0.24            0.25             0.33            0.51
Ratio of net investment income to
average net assets                                         2.35            3.31            2.46             2.25            2.33
Portfolio turnover rate                                      31              21              18                7              32
Net assets, end of period ($ x 1,000,000)                   462             497             510              403             264

1 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

2 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


See financial notes.

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding
 +   New holding (since 10/31/01)
 o   Non-income producing security
 /   Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 83.8%       OTHER INVESTMENT COMPANIES
             Market Value: $387,620
             Cost: $443,649

 11.5%       COMMON STOCK
             Market Value: $53,229
             Cost: $37,656

  4.7%       SHORT TERM INVESTMENTS
             Market Value: $21,672
             Cost: $21,672
----------------------------------------
100.0%       TOTAL INVESTMENTS
             Market Value: $462,521
             Cost: $502,977


SECURITY AND NUMBER OF SHARES                                      MKT. VALUE
                                                                   ($ x 1,000)
      COMMON STOCK
      11.5% of investments

      AEROSPACE / DEFENSE  0.2%
      --------------------------------------------------------------------------
      Boeing Co.    5,484                                                 163
      Crane   Co.    200                                                    4
      General Dynamics Corp.    1,300                                     103
      Goodrich Corp.    700                                                10
      Lockheed Martin Corp.    2,900                                      168
      Northrop Grumman Corp.    700                                        72
      Raytheon Co.    2,600                                                77
      Rockwell Automation, Inc.    1,200                                   20
      Rockwell Collins, Inc.    1,200                                      27
      Textron, Inc.    1,000                                               41
      United Technologies Corp.    3,200                                  197
                                                                      -------
                                                                          882

      AIR TRANSPORTATION 0.1%
      --------------------------------------------------------------------------
    o AMR Corp.    1,000                                                    5
      Delta Air Lines, Inc.    900                                          9
      FedEx Corp.    1,960                                                104
      Southwest Airlines Co.    4,537                                      66
                                                                      -------
                                                                          184

      ALCOHOLIC BEVERAGES 0.1%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    200                                     14
      Anheuser-Busch Cos., Inc.    5,800                                  306
      Brown-Forman Corp., Class B    500                                   36
                                                                      -------
                                                                          356

      APPAREL 0.0%
      --------------------------------------------------------------------------
   o+ Jones Apparel Group, Inc.    800                                     28
      Liz Claiborne, Inc.    800                                           24
      Nike, Inc., Class B    1,700                                         80
    o Reebok International Ltd.    300                                      9
      VF Corp. 800                                                         29
                                                                      -------
                                                                          170

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    400                                       5
      Cummins, Inc.    300                                                  7
      Dana Corp.    1,085                                                  11
      Danaher Corp.    900                                                 52
      Delphi Corp.    3,884                                                27
      Eaton Corp.    500                                                   34
      Ford Motor Co.    12,185                                            103
      General Motors Corp.    3,650                                       121
      Genuine Parts Co.    1,150                                           34
      Goodyear Tire & Rubber Co.    1,000                                   7
      Harley-Davidson, Inc.    2,000                                      105
    o Navistar International Corp.    400                                   9
      TRW, Inc.    800                                                     43
      Visteon Corp.     1,047                                               7
                                                                      -------
                                                                          565

      BANKS 0.9%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    2,600                                            51
      Bank of America Corp.    9,780                                      683


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.  Continued


SECURITY AND NUMBER OF SHARES                                      MKT. VALUE
                                                                   ($ x 1,000)
      Bank of New York Co., Inc.    4,900                                 127
      Bank One Corp.    7,557                                             291
      BB&T Corp.    3,000                                                 109
      Comerica, Inc.    1,000                                              44
      Fifth Third Bancorp    3,858                                        245
    + First Tennessee National Corp.    800                                30
      FleetBoston Financial Corp.    6,778                                159
      Golden West Financial Corp.    1,100                                 76
      Huntington Bancshares, Inc.    1,597                                 30
      J.P. Morgan Chase & Co.    12,766                                   265
      KeyCorp., Inc.    2,600                                              64
    + Marshall & Ilsley Corp.    1,344                                     38
      Mellon Financial Corp.    3,100                                      88
      National City Corp.    4,100                                        111
    + North Fork Bancorp., Inc.    1,100                                   42
      Northern Trust Corp.    1,400                                        49
      PNC Financial Services Group, Inc.    1,900                          77
    o Providian Financial Corp.    1,900                                    8
      Regions Financial Corp.    1,400                                     47
      SouthTrust Corp.    2,200                                            56
      State Street Corp.    2,200                                          91
      SunTrust Banks, Inc.    1,900                                       116
      Synovus Financial Corp.    1,900                                     39
      U.S. Bancorp.    12,554                                             265
      Union Planters Corp.    1,350                                        38
      Wachovia Corp.    8,836                                             307
      Wells Fargo & Co.    11,135                                         562
      Zions Bancorp.    600                                                24
                                                                      -------
                                                                        4,132

      BUSINESS MACHINES & SOFTWARE 1.1%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    1,600                                         38
    o Apple Computer, Inc.    2,200                                        35
      Autodesk, Inc.    800                                                 9
    o BMC Software, Inc.   1,600                                           26
    o Cisco Systems, Inc.    47,700                                       533
    o Compuware Corp.    2,400                                             12
    o Comverse Technology, Inc.    1,000                                    7
    o Dell Computer Corp.    16,900                                       484
    o EMC Corp.    14,162                                                  72
    o Gateway, Inc.    2,100                                                6
      Hewlett-Packard Co.    19,724                                       312
      International Business Machines Corp.    11,000                     868
    o Lexmark International, Inc., Class A    800                          48
 o(6) Microsoft Corp.    35,300                                         1,888
    o NCR Corp.    600                                                     13
    o Network Appliance, Inc.    2,000                                     18
    o Novell, Inc.    2,200                                                 5
    o Novellus Systems, Inc.    900                                        28
    o Oracle Corp.     36,600                                             373
      Pitney Bowes, Inc.    1,600                                          54
   o+ Rational Software Corp.     1,264                                     8
    o Sun Microsystems, Inc.     20,800                                    62
    o Unisys Corp.    2,100                                                18
    o Xerox Corp.    4,200                                                 28
                                                                      -------
                                                                        4,945

      BUSINESS SERVICES 0.4%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    1,300                               11
   o+ Apollo Group, Inc., Class A    1,100                                 46
      Automatic Data Processing, Inc.    4,200                            179
    o Cendant Corp.    6,415                                               74
      Cintas Corp.    1,102                                                52
    o Citrix Systems, Inc.    1,200                                         9
      Computer Associates International, Inc.    3,825                     57
    o Computer Sciences Corp.    1,090                                     35
    o Concord EFS, Inc.    3,300                                           47
    o Convergys Corp.    869                                               13
      Deluxe Corp.    500                                                  23
   o+ eBay, Inc.     1,704                                                108
      Electronic Data Systems Corp.    3,100                               47
      Equifax, Inc.    900                                                 21
      First Data Corp.     5,200                                          182
    o Fiserv, Inc.    1,200                                                37
      H&R Block, Inc.     1,200                                            53
      Interpublic Group of Cos., Inc.    2,500                             30
    o Intuit, Inc.    1,327                                                69
    o Mercury Interactive Corp.    500                                     13
      Omnicom Group, Inc.    1,200                                         69
    o Parametric Technology Corp.    1,800                                  4
      Paychex, Inc.     2,475                                              71


See financial notes.

SECURITY AND NUMBER OF SHARES                                      MKT. VALUE
                                                                   ($ x 1,000)
    o PeopleSoft, Inc.    1,900                                            34
    o QLogic Corp.    585                                                  20
    o Robert Half International, Inc.    1,200                             20
    o Siebel Systems, Inc.    3,000                                        23
   o+ Sungard Data Systems, Inc.    1,832                                  41
    o Thermo Electron Corp.    900                                         16
    o TMP Worldwide, Inc.    666                                           10
      Tyco International Ltd.    12,949                                   187
    o Veritas Software Corp.    2,600                                      40
      Waste Management, Inc.    4,112                                      95
    o Yahoo!, Inc.    3,600                                                54
                                                                      -------
                                                                        1,790

      CHEMICAL 0.2%
      --------------------------------------------------------------------------
      3M Co. 2,600                                                        330
      Air Products & Chemicals, Inc.    1,500                              66
      Dow Chemical Co.    5,649                                           147
      E.I. du Pont de Nemours & Co.    6,484                              267
      Eastman Chemical Co.    600                                          22
      Ecolab, Inc.    1,000                                                48
      Great Lakes Chemical Corp.    400                                    10
    o Hercules, Inc.    700                                                 7
      PPG Industries, Inc.    1,200                                        56
      Praxair, Inc.     1,000                                              55
      Rohm & Haas Co.     1,421                                            47
      Sherwin-Williams Co.    1,100                                        30
      Sigma-Aldrich Corp.      500                                         23
                                                                      -------
                                                                        1,108

      CONSTRUCTION 0.0%
      --------------------------------------------------------------------------
      Centex Corp.     400                                                 18
      Fluor Corp.      500                                                 12
      KB Home Corp.     300                                                14
      Masco Corp.     3,000                                                62
    o McDermott International, Inc.    400                                  1
      Pulte Homes, Inc.    400                                             18
      The Stanley Works     600                                            20
      Vulcan Materials Co.    700                                          24
                                                                      -------
                                                                          169

      CONSUMER: DURABLE 0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.     600                                         28
      Leggett & Platt, Inc.     1,300                                      27
      Maytag Corp.    600                                                  16
      Whirlpool Corp.    500                                               23
                                                                      -------
                                                                           94

      CONSUMER: NONDURABLE 0.1%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A    400                              6
      Darden Restaurants, Inc.    1,350                                    26
   o+ Electronic Arts, Inc.     896                                        58
      Fortune Brands, Inc.     1,000                                       50
      Hasbro, Inc.     1,275                                               13
    o International Game Technology     500                                38
      Mattel, Inc.    2,825                                                52
      McDonald's Corp.    8,600                                           156
      Newell Rubbermaid, Inc.     1,872                                    61
    o Starbucks Corp.    2,440                                             58
      Tupperware Corp.    200                                               3
      Wendy's International, Inc.    800                                   25
                                                                      -------
                                                                          546

      CONTAINERS 0.0%
      --------------------------------------------------------------------------
      Ball Corp.    200                                                    10
      Bemis Co.     300                                                    16
    o Pactiv Corp.     1,000                                               20
    o Sealed Air Corp.     621                                              9
                                                                      -------
                                                                           55

      ELECTRONICS 0.5%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.     5,000                                8
    o Advanced Micro Devices, Inc.     2,040                               13
    o Agilent Technologies, Inc.    2,917                                  40
    o Altera Corp.     2,546                                               30
    o American Power Conversion Corp.     1,175                            15
    o Analog Devices, Inc.    2,300                                        62
    o Andrew Corp.    325                                                   3
      Applied Biosystems Group -- Applera Corp.    1,400                   28
    o Applied Materials, Inc.    10,400                                   156
    o Applied Micro Circuits Corp.    1,928                                 7
    o Broadcom Corp., Class A     1,500                                    18
    o CIENA Corp.    2,100                                                  8
      Intel Corp.    43,800                                               758


See financial notes.

      MARKETTRACK BALANCED PORTFOLIO -- Financials

      PORTFOLIO HOLDINGS As of October 31, 2002. Continued

SECURITY AND NUMBER OF SHARES                                      MKT. VALUE
                                                                   ($ x 1,000)
      ITT Industries, Inc.    600                                          39
    o Jabil Circuit, Inc.    941                                           14
    o JDS Uniphase Corp.    8,464                                          19
    o KLA-Tencor Corp.    1,200                                            43
      Linear Technology Corp.    2,000                                     55
    o LSI Logic Corp.     2,000                                            12
    o Lucent Technologies, Inc.     21,305                                 26
    o Maxim Integrated Products, Inc.     2,100                            67
    o Micron Technology, Inc.     3,600                                    58
      Molex, Inc.      1,250                                               33
      Moody's Corp.      1,000                                             47
      Motorola, Inc.     14,770                                           135
    o National Semiconductor Corp.     1,100                               15
   o+ Nvidia Corp.     900                                                 11
      PerkinElmer, Inc.    600                                              4
    o PMC Sierra, Inc.    1,100                                             5
    o Power-One, Inc.    240                                                1
    o Qualcomm, Inc.     4,800                                            166
    o Sanmina-SCI Corp.     3,400                                          10
    o Solectron Corp.     5,300                                            12
      Symbol Technologies, Inc.    1,284                                   11
    o Tektronix, Inc.     500                                               9
    o Tellabs, Inc.     2,700                                              21
    o Teradyne, Inc.     1,100                                             13
      Texas Instruments, Inc.     11,300                                  179
    o Thomas & Betts Corp.     381                                          6
    o Univision Communications, Inc.,  Class A    1,348                    35
   o+ Waters Corp.    900                                                  23
    o Xilinx, Inc.    2,100                                                40
                                                                      -------
                                                                        2,255

      ENERGY: RAW MATERIALS 0.2%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.     1,510                                   67
      Apache Corp.    880                                                  48
      Baker Hughes, Inc.    2,250                                          65
   o+ BJ Services Co.    1,000                                             30
      Burlington Resources, Inc.     1,410                                 58
      Devon Energy Corp.    1,000                                          51
      EOG Resources, Inc.    759                                           28
      Halliburton Co.    2,974                                             48
    o Nabors Industries Ltd.      1,000                                    35
    o Noble Corp.     900                                                  29
      Occidental Petroleum Corp.     2,400                                 69
      Rowan Cos., Inc.     600                                             12
      Schlumberger Ltd.    3,600                                          145
                                                                      -------
                                                                          685

      FOOD & AGRICULTURE 0.5%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    4,446                                  61
      Campbell Soup Co.    2,800                                           59
      Coca-Cola Co.     16,200                                            753
      Coca-Cola Enterprises, Inc.     2,700                                64
      Conagra Foods, Inc.     3,300                                        80
      General Mills, Inc.    2,392                                         99
      H.J. Heinz Co.    2,300                                              74
      Hershey Foods Corp.      1,000                                       65
      Kellogg Co.    2,700                                                 86
      Monsanto Co.    1,427                                                24
      The Pepsi Bottling Group, Inc.    1,826                              49
      PepsiCo, Inc.     11,370                                            501
      Sara Lee Corp.     5,100                                            117
      Supervalu, Inc.     900                                              15
      Sysco Corp.     4,400                                               139
      Wm. Wrigley Jr. Co.     1,600                                        84
                                                                      -------
                                                                        2,270

      GOLD 0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp. Holding Co.    2,554                            63


      HEALTHCARE / DRUGS & MEDICINE 1.7%
      --------------------------------------------------------------------------
      Abbott Laboratories     10,200                                      427
      Allergan, Inc.    900                                                49
      AmerisourceBergen Corp.    700                                       50
    o Amgen, Inc.    8,340                                                388
   o+ Anthem, Inc.    926                                                  58
      Bausch & Lomb, Inc.     400                                          12
      Baxter International, Inc.    3,800                                  95
      Becton, Dickinson & Co.    1,800                                     53
    o Biogen, Inc.    1,000                                                37
      Biomet, Inc.    1,575                                                46
    o Boston Scientific Corp.     2,774                                   104
      Bristol-Myers Squibb Co.    12,800                                  315
      C.R. Bard, Inc.    300                                               17
      Cardinal Health, Inc.     2,975                                     206
    o Chiron Corp.     1,200                                               47

See financial notes.

SECURITY AND NUMBER OF SHARES                                      MKT. VALUE
                                                                   ($ x 1,000)
      Eli Lilly & Co.    7,400                                            411
    o Forest Laboratories, Inc., Class A    1,200                         118
   o+ Genzyme Corp.-- General Division    1,400                            39
    o Guidant Corp.    2,000                                               59
      HCA, Inc.    3,400                                                  148
   o+ Health Management Associates, Inc., Class A    1,600                 31
    o HealthSouth Corp.    2,776                                           12
    o Humana, Inc.    800                                                  10
      IMS Health, Inc.    2,000                                            30
      Johnson & Johnson    19,572                                       1,150
    o King Pharmaceuticals, Inc.    1,388                                  21
    o Manor Care, Inc.    500                                              10
      McKesson Corp.    1,773                                              53
    o Medimmune, Inc.    1,400                                             36
      Medtronic, Inc.    7,800                                            349
      Merck & Co., Inc.    14,800                                         803
 (10) Pfizer, Inc.    40,675                                            1,292
      Pharmacia Corp.    8,365                                            360
    o Quintiles Transnational Corp.   800                                   9
      Schering-Plough Corp.    9,500                                      203
    o St. Jude Medical, Inc.    1,060                                      38
    o Stryker Corp.    1,273                                               80
      Tenet Healthcare Corp.    3,150                                      91
      UnitedHealth Group, Inc.    2,000                                   182
    o Watson Pharmaceuticals, Inc.    600                                  16
    o WellPoint Health Networks, Inc.    1,000                             75
      Wyeth     8,500                                                     285
    o Zimmer Holdings, Inc.    1,200                                       49
                                                                      -------
                                                                        7,864

      HOUSEHOLD PRODUCTS 0.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    400                                   20
      Avon Products, Inc.    1,500                                         73
      Clorox Co.    1,600                                                  72
      Colgate-Palmolive Co.     3,600                                     198
      The Gillette Co.     6,700                                          200
      International Flavors & Fragrances, Inc.    800                      27
      Procter & Gamble Co.     8,500                                      752
                                                                      -------
                                                                        1,342

      INSURANCE 0.6%
      --------------------------------------------------------------------------
    + ACE Ltd.    1,700                                                    52
      Aetna, Inc.    834                                                   34
      Aflac, Inc.    3,600                                                110
      Allstate Corp.    4,700                                             187
      AMBAC Financial Group, Inc.    684                                   42
      American International Group, Inc.    17,142                      1,072
      AON Corp.    1,725                                                   32
      Chubb Corp.    1,100                                                 62
      CIGNA Corp.    1,000                                                 36
      Cincinnati Financial Corp.    1,200                                  46
      Hartford Financial Services Group, Inc.    1,600                     63
      Jefferson-Pilot Corp.    1,050                                       42
      John Hancock Financial Services, Inc.    2,004                       59
      Lincoln National Corp.    1,300                                      40
      Loews Corp.    1,200                                                 52
      Marsh & McLennan Cos., Inc.    3,600                                168
      MBIA, Inc.    1,050                                                  46
      Metlife, Inc.    4,586                                              109
      MGIC Investment Corp.     700                                        29
   o+ Principal Financial Group, Inc.     2,329                            65
      Progressive Corp.    1,500                                           82
   o+ Prudential Financial, Inc.     3,800                                111
      Safeco Corp.    800                                                  28
      St. Paul Cos., Inc.    1,424                                         47
      Torchmark Corp.     800                                              29
    o Travelers Property Casualty Corp., Class B    6,500                  88
      UnumProvident Corp.    1,657                                         34
      XL Capital Ltd., Class A    800                                      61
                                                                      -------
                                                                        2,826

      MEDIA 0.4%
      --------------------------------------------------------------------------
    o AOL Time Warner, Inc.    28,750                                     424
    o Clear Channel Communications, Inc.     3,780                        140
    o Comcast Corp., Special Class A      6,100                           141
      Dow Jones & Co., Inc.    600                                         21
      Gannett Co., Inc.    1,700                                          129
      Knight-Ridder, Inc.     600                                          36
      McGraw-Hill Cos., Inc.    1,400                                      90


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued


SECURITY AND NUMBER OF SHARES                                      MKT. VALUE
                                                                   ($ x 1,000)
      Meredith Corp.    300                                                14
      New York Times Co., Class A     1,100                                53
      R.R. Donnelley & Sons Co.    800                                     16
      Tribune Co.    1,900                                                 91
    o Viacom, Inc., Class B    11,418                                     510
      The Walt Disney Co.    13,717                                       229
                                                                      -------
                                                                        1,894

      MISCELLANEOUS FINANCE 0.9%
      --------------------------------------------------------------------------
      American Express Co.    8,700                                       316
      Bear Stearns Cos., Inc.    802                                       49
      Capital One Financial Corp.    1,300                                 40
    / Charles Schwab Corp.    8,783                                        81
      Charter One Financial, Inc.    1,620                                 49
      Citigroup, Inc.    32,976                                         1,218
      Countrywide Credit Industries, Inc.     800                          40
      Fannie Mae     6,500                                                435
      Franklin Resources, Inc.    1,700                                    56
      Freddie Mac     4,500                                               277
    + Goldman Sachs Group, Inc.     3,079                                 220
      Household International, Inc.    3,033                               72
      Lehman Brothers Holdings, Inc.     1,600                             85
      MBNA Corp.     8,268                                                168
      Merrill Lynch & Co., Inc.    5,500                                  209
      Morgan Stanley     7,310                                            285
      SLM Corp.     1,000                                                 103
      Stilwell Financial, Inc.    1,400                                    16
      T. Rowe Price Group, Inc.    800                                     23
      Washington Mutual, Inc.    6,274                                    224
                                                                      -------
                                                                        3,966

      NON-FERROUS METALS 0.0%
      --------------------------------------------------------------------------
      Alcoa, Inc.    5,648                                                124
      Engelhard Corp.     800                                              18
    o Freeport-McMoran Copper & Gold, Inc., Class B    1,100               13
    o Phelps Dodge Corp.    540                                            17
                                                                      -------
                                                                          172

      OIL: DOMESTIC 0.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    600                                            31
      Ashland, Inc.     500                                                13
      ConocoPhillips     4,324                                            210
      Kerr-McGee Corp.      621                                            27
      Marathon Oil Corp.     2,100                                         44
      Sunoco, Inc.     600                                                 18
      Transocean, Inc.      2,016                                          44
      Unocal Corp.      1,600                                              44
                                                                      -------
                                                                          431

      OIL: INTERNATIONAL 0.4%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    6,895                                        466
  (9) Exxon Mobil Corp.     44,220                                      1,489
                                                                      -------
                                                                        1,955

      OPTICAL & PHOTO 0.0%
      --------------------------------------------------------------------------
      Eastman Kodak Co.    2,000                                           66

      PAPER & FOREST PRODUCTS 0.1%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    400                                           10
      Georgia-Pacific Corp.    1,496                                       18
      International Paper Co.    3,166                                    111
      Kimberly-Clark Corp.     3,380                                      174
    o Louisiana-Pacific Corp.     700                                       5
      MeadWestvaco Corp.     1,279                                         27
      Temple-Inland, Inc.    400                                           16
      Weyerhaeuser Co.    1,400                                            63
                                                                      -------
                                                                          424

      PRODUCER GOODS & MANUFACTURING 0.5%
      --------------------------------------------------------------------------
   o+ American Standard Cos., Inc.    500                                  33
      Avery Dennison Corp.  700                                            43
      Caterpillar, Inc.     2,300                                          94
      Cooper Industries Ltd., Class A    600                               19
    o Corning, Inc.     6,000                                              11
      Deere & Co.     1,500                                                70
      Dover Corp.     1,400                                                35
      Emerson Electric Co.     2,800                                      135
  (7) General Electric Co.     64,700                                   1,634
      Honeywell International, Inc.    5,300                              127
      Illinois Tool Works, Inc.    2,000                                  123
      Ingersoll-Rand Co., Class A    1,100                                 43
      Johnson Controls, Inc.    500                                        39
      Millipore Corp.     200                                               7
      Pall Corp.     800                                                   14
      Parker Hannifin Corp.    700                                         30


See financial notes.

SECURITY AND NUMBER OF SHARES                                      MKT. VALUE
                                                                   ($ x 1,000)
      Snap-On, Inc.    350                                                  9
      W.W. Grainger, Inc.    600                                           29
                                                                      -------
                                                                        2,495

      RAILROAD & SHIPPING 0.1%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    2,500                          64
      CSX Corp.    1,500                                                   42
      Norfolk Southern Corp.    2,500                                      51
      Union Pacific Corp.    1,700                                        100
                                                                      -------
                                                                          257

      REAL PROPERTY 0.0%
      --------------------------------------------------------------------------
      Equity Office Properties Trust     2,600                             63
    + Equity Residential Properties Trust    1,700                         40
    + The Plum Creek Timber Co., Inc.     1,200                            27
    + Simon Property Group, Inc.    1,100                                  38
                                                                      -------
                                                                          168

      RETAIL 0.9%
      --------------------------------------------------------------------------
      Albertson's, Inc.     2,671                                          60
    o AutoZone, Inc.     700                                               60
    o Bed, Bath & Beyond, Inc.     1,800                                   64
    o Best Buy Co., Inc.     2,100                                         43
    o Big Lots, Inc.     700                                               12
      Circuit City Stores, Inc.- Circuit City Group    1,400               14
    o Costco Wholesale Corp.    3,000                                     102
      CVS Corp.    2,600                                                   72
      Dillards, Inc., Class A     700                                      11
      Dollar General Corp.     2,202                                       31
      Family Dollar Stores, Inc.     1,100                                34
    o Federated Department Stores, Inc.     1,400                          43
      The Gap, Inc.    5,662                                               67
      Home Depot, Inc.    15,100                                          436
      J.C. Penney Co., Inc. Holding Co.    1,700                           32
    o Kohl's Corp.     2,200                                              128
    o Kroger Co.     5,300                                                 79
      The Limited Brands    3,388                                          53
      Lowe's Cos., Inc.    5,000                                          209
      May Department Stores Co.     2,100                                  49
      Nordstrom, Inc.    900                                               18
    o Office Depot, Inc.    2,500                                          36
    o RadioShack Corp.    1,300                                            27
    o Safeway, Inc.    3,300                                               76
      Sears, Roebuck & Co.     2,100                                       55
    o Staples, Inc.     3,050                                              47
      Target Corp.     5,800                                              175
      Tiffany & Co.     950                                                25
      TJX Cos., Inc.     3,600                                             74
    o Toys `R' Us, Inc.     1,200                                          12
  (8) Wal-Mart Stores, Inc.    29,100                                   1,558
      Walgreen Co.    6,600                                               223
      Winn-Dixie Stores, Inc.    1,200                                     18
    o Yum! Brands, Inc.     2,060                                          46
                                                                      -------
                                                                        3,989

      STEEL 0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.     492                                  3
      Nucor Corp.    600                                                   25
      United States Steel Corp.    500                                      7
      Worthington Industries, Inc.    300                                   6
                                                                      -------
                                                                           41

      TELEPHONE 0.5%
      --------------------------------------------------------------------------
      Alltel Corp.    2,100                                               104
      AT&T Corp.    24,708                                                322
    o AT&T Wireless Services, Inc.    16,425                              113
    o Avaya, Inc.    1,775                                                  4
      BellSouth Corp.    12,200                                           319
      CenturyTel, Inc.     900                                             26
    o Citizens Communications Co.     1,732                                14
    o Nextel Communications, Inc., Class A     4,800                       54
    o Qwest Communications International, Inc.     10,622                  36
      SBC Communications, Inc.    21,788                                  559
      Scientific-Atlanta, Inc.    1,000                                    12
      Sprint Corp. (FON Group)    5,800                                    72
    o Sprint Corp. (PCS Group)    5,900                                    21
      Verizon Communications, Inc.    17,836                              673
                                                                      -------
                                                                        2,329

      TOBACCO 0.1%
      --------------------------------------------------------------------------
      Philip Morris Cos., Inc.     13,800                                 562
    + R.J. Reynolds Tobacco Holdings, Inc.     600                         24
      UST, Inc.     1,100                                                  34
                                                                      -------
                                                                          620


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

SECURITY AND NUMBER OF SHARES                                      MKT. VALUE
                                                                   ($ x 1,000)
      TRAVEL & RECREATION 0.1%
      --------------------------------------------------------------------------
      Brunswick Corp. 600                                                  12
      Carnival Corp.    4,100                                             107
    o Harrah's Entertainment, Inc.    900                                  38
      Hilton Hotels Corp.    2,500                                         31
      Marriott International, Inc., Class A    1,500                       46
    o Sabre Holdings Corp.    922                                          18
      Starwood Hotels & Resorts Worldwide, Inc.    1,200                   28
                                                                       -------
                                                                          280

      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Paccar, Inc. 900                                                     40
      Ryder Systems, Inc. 400                                               9
    + United Parcel Service, Inc., Class B    7,385                       443
                                                                       -------
                                                                          492

      UTILITIES: ELECTRIC & GAS 0.3%
      --------------------------------------------------------------------------
    o AES Corp.    3,200                                                    6
      Allegheny Energy, Inc.    720                                         4
      Ameren Corp. 900                                                     36
      American Electric Power Co., Inc.    2,080                           53
    o Calpine Corp.    1,800                                                4
      Centerpoint Energy, Inc.    1,924                                    14
      Cinergy Corp.    1,000                                               31
      CMS Energy Corp. 700                                                  5
      Consolidated Edison, Inc.    1,500                                   64
      Constellation Energy Group, Inc.    1,000                            26
      Dominion Resources, Inc.    1,667                                    80
      DTE Energy Co.    1,000                                              45
      Duke Energy Corp.    5,352                                          110
      Dynegy, Inc., Class A    2,100                                        1
    o Edison International    2,200                                        22
      El Paso Corp.    3,222                                               25
      Entergy Corp.    1,500                                               66
      Exelon Corp.    2,162                                               109
      FirstEnergy Corp.    2,030                                           66
      FPL Group, Inc.    1,300                                             77
      KeySpan Corp.    900                                                 33
      Kinder Morgan, Inc.    745                                           27
    o Mirant Corp.    1,789                                                 4
      NICOR, Inc.    300                                                    9
      NiSource, Inc.    1,351                                              22
      Peoples Energy Corp.    200                                           7
    o PG&E Corp.    2,400                                                  26
      Pinnacle West Capital Corp.    600                                   17
      PPL Corp.    1,000                                                   35
      Progress Energy, Inc.    1,293                                       54
      Public Service Enterprise Group, Inc.    1,500                       43
      Sempra Energy    1,360                                               30
      Southern Co.    4,500                                               134
      Teco Energy, Inc.    900                                             13
      TXU Corp.    1,622                                                   23
      Williams Cos., Inc.    3,000                                          6
      XCEL Energy, Inc.    2,085                                           22
                                                                       -------
                                                                        1,349

      OTHER INVESTMENT COMPANIES
      83.8% of investments

 /(4) Schwab International Index Fund(R),
      Select Shares    6,688,962                                       70,034

 /(2) Schwab S&P 500 Fund, Select Shares    6,176,794                  85,425

 /(3) Schwab Small-Cap Index Fund(R), Select Shares    5,286,233       70,201

 /(1) Schwab Total Bond Market Fund     15,816,448                    161,960
                                                                       -------
                                                                      387,620

      SHORT TERM INVESTMENTS
      4.7% of investment


 /(5) Schwab Value Advantage
      Money Fund(R), Investor
      Shares    21,577,784                                             21,578

      SECURITY                                      FACE VALUE
         RATE, MATURITY DATE                        ($ x 1,000)
      Brown Brothers Harriman,
      Grand Cayman Time Deposit
      2.05%, 11/01/02                                     94               94
                                                                       -------
                                                                       21,672


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.


ASSETS
-----------------------------------------------------------------------------
Investments, at market value                                        $ 462,521 a
Receivables:
  Fund shares sold                                                         89
  Dividends                                                                96
  Dividend tax reclaim                                                      1
  Investments sold                                                        100
Prepaid expenses                                               +           13
                                                               --------------
TOTAL ASSETS                                                          462,820

LIABILITIES
-----------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                    255
  Investment adviser and administrator fees                                 7
  Transfer agent and shareholder service fees                              10
Accrued expenses                                               +           88
                                                               --------------
TOTAL LIABILITIES                                                         360

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                          462,820
TOTAL LIABILITIES                                              -          360
                                                               --------------
NET ASSETS                                                          $ 462,460

NET ASSETS BY SOURCE

Capital received from investors                                       510,069
Net investment income not yet distributed                               5,536
Net realized capital losses                                           (12,689)
Net unrealized capital losses                                         (40,456)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING     =     NAV
$462,460         38,366                $12.05

a The fund paid $502,977 for these securities. Not counting short-term obligations and government securities, the fund paid $172,529 for securities during the report period and received $151,060 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

SCHWAB EQUITY INDEX FUNDS
S&P 500 Fund                         1.4%
Small-Cap Index Fund(R)              5.2%
International Index Fund(R)          7.2%
SCHWAB BOND FUNDS
Total Bond Market Fund              16.1%
SCHWAB MONEY FUNDS
Value Advantage
Money Fund(R)                        0.1%

FEDERAL TAX DATA

PORTFOLIO COST                          $514,839
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $ 26,370
Losses                                +  (78,688)
                                      ----------
                                        ($52,318)

UNDISTRIBUTED EARNINGS:

Ordinary income                         $  5,536
Long-term capital gains                 $     --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                     Loss amount
2010                                    $    827


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------------
Dividends                                                            $ 14,474 a
Interest                                                         +          8
                                                                 ------------
TOTAL INVESTMENT INCOME                                                14,482

NET REALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net realized losses on investments sold                                (8,209)
Net realized gains received from underlying funds                +      2,585
                                                                 ------------
NET REALIZED LOSSES                                                    (5,624)

NET UNREALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net unrealized losses on investments                                  (44,321)

EXPENSES
-----------------------------------------------------------------------------
Investment adviser and administrator fees                               2,230 b
Transfer agent and shareholder service fees                             1,272 c
Trustees' fees                                                             12 d
Custodian fees                                                             51
Portfolio accounting fees                                                  72
Professional fees                                                          28
Registration fees                                                          26
Shareholder reports                                                        80
Other expenses                                                   +         15
                                                                 ------------
Total expenses                                                          3,786
Expense reduction                                                -      1,241 e
                                                                 ------------
NET EXPENSES                                                            2,545

DECREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                14,482
NET EXPENSES                                                     -      2,545
                                                                 ------------
NET INVESTMENT INCOME                                                  11,937
NET REALIZED LOSSES                                                    (5,624) f
NET UNREALIZED LOSSES                                            +    (44,321) f
                                                                 ------------
DECREASE IN NET ASSETS FROM OPERATIONS                               ($38,008)


a An additional $6 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 28, 2003, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $49,945.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                           11/1/01-10/31/02   11/1/00-10/31/01
Net investment income                            $ 11,937           $ 17,045
Net realized gains or losses                       (5,624)               629
Net unrealized losses                      +      (44,321)           (69,930)
                                           ---------------------------------
DECREASE IN NET ASSETS
FROM OPERATIONS                                   (38,008)           (52,256)

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------
Dividends from net investment income               14,684             17,544 a
Distributions from net realized gains      +        4,608              3,575
                                           ---------------------------------
TOTAL DISTRIBUTIONS PAID                         $ 19,292           $ 21,119 b


TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                              11/1/01-10/31/02            11/1/00-10/31/01
                            QUANTITY      VALUE          QUANTITY     VALUE
Shares sold                 9,389      $ 123,245          13,196   $ 190,130
Shares reinvested           1,388         18,646           1,406      20,399
Shares redeemed         +  (9,314)      (119,076)        (10,553)   (150,429)
                        --------------------------------------------------------
NET INCREASE                1,463      $  22,815           4,049   $  60,100

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                              11/1/01-10/31/02             11/1/00-10/31/01
                           SHARES       NET ASSETS        SHARES   NET ASSETS
Beginning of period        36,903       $496,945          32,854   $510,220
Total increase or
decrease               +    1,463        (34,485)          4,049    (13,275) c
                        --------------------------------------------------------
END OF PERIOD              38,366       $462,460          36,903   $496,945 d


a UNAUDITED
  For corporations, 47% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax basis components of distributions paid for the current period are:

  Ordinary income                  $15,072
  Long-term capital gains          $4,220

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $5,536 and $8,283 at the end of the current period and the prior period, respectively.


See financial notes.

                            The portfolio seeks income and more growth potential than an all-bond portfolio.

Schwab MarketTrack Conservative Portfolio

[PHOTO OF GERI HOM AND KIMON DAIFOTIS]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

KIMON DAIFOTIS, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the Schwab MarketTrack Portfolios. Prior to joining the firm in 1997, he worked for more than 17 years in fixed-income research and asset management.

TICKER SYMBOL: SWCGX

MANAGERS' PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the S&P 500(R) Index down by over 15% during the 12-month report period.

WITH EQUITY MARKETS STRUGGLING THROUGHOUT THE PERIOD, THE FUND'S BOND HOLDINGS CONTRIBUTED POSITIVE RETURNS, WHICH HELPED MITIGATE THE POOR PERFORMANCE OF EQUITIES. Bond prices rose as investors, seeking the relative stability, created strong demand: the Lehman Brothers U.S. Aggregate Bond Index was up 5.9% during the period. The portfolio's substantial exposure to the bond market enabled it to perform better than most funds that had only equity exposure. Even so, equity performance was poor enough, and widespread enough, that the fund ended the period down 3.3%.

SIGNS OF IMPROVEMENT IN CORPORATE EARNINGS AND CAPITAL SPENDING SPARKED A U.S. STOCK MARKET RALLY IN THE LAST MONTH OF THE REPORT PERIOD. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable. We continue to believe that exposure to all major equity market segments makes sense for long-term equity investors. The portfolio is designed to provide this exposure while also reducing volatility through bond and cash investments.


Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.


Schwab MarketTrack Portfolios(R)

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Conservative Composite Index.

[BAR GRAPH]

                                                                  LEHMAN BROTHERS   CONSERVATIVE
                                                                   U.S. AGGREGATE    COMPOSITE
                                  PORTFOLIO 1    S&P 500 INDEX       BOND INDEX        INDEX
                                  -----------    -------------    ---------------   ------------
1 YEAR                               -3.29%          -15.11%            5.89%          -3.19%
5 YEARS                               3.65%            0.73%            7.43%           3.93%
SINCE INCEPTION: 11/20/95             5.91%            7.43%            7.35%            n/a


PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in three indices: the Conservative Composite Index, the S&P 500 Index, and the Lehman Brothers U.S. Aggregate Bond Index.

$14,903 PORTFOLIO 1
$16,454 S&P 500 INDEX
$16,368 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
$14,773 CONSERVATIVE COMPOSITE INDEX 2

[LINE GRAPH]

                                            Lehman Brothers       Conservative
                               S&P 500        Aggregate            Composite
                     SWCGX      Index         Bond Index            Index
 20-Nov-95           10000      10000           10000
    Nov-95           10080      10104           10076                10000
    Dec-95           10237      10299           10217                 9947
    Jan-96           10337      10649           10285                10057
    Feb-96           10297      10748           10106                10037
    Mar-96           10287      10852           10035                10062
    Apr-96           10337      11011            9979                10169
    May-96           10378      11294            9959                10250
    Jun-96           10439      11337           10092                10282
    Jul-96           10256      10836           10120                10085
    Aug-96           10337      11064           10102                10209
    Sep-96           10643      11686           10278                10482
    Oct-96           10818      12009           10506                10623
    Nov-96           11179      12917           10686                10949
    Dec-96           11070      12661           10587                10891
    Jan-97           11174      13451           10620                11052
    Feb-97           11184      13557           10646                11057
    Mar-97           10965      13001           10528                10855
    Apr-97           11206      13776           10686                11024
    May-97           11604      14614           10787                11407
    Jun-97           11896      15268           10916                11685
    Jul-97           12413      16482           11210                12151
    Aug-97           12160      15559           11115                11941
    Sep-97           12540      16410           11280                12322
    Oct-97           12455      15862           11443                12182
    Nov-97           12603      16597           11496                12248
    Dec-97           12698      16882           11612                12366
    Jan-98           12829      17070           11761                12480
    Feb-98           13189      18300           11751                12827
    Mar-98           13418      19237           11791                13101
    Apr-98           13484      19432           11852                13191
    May-98           13431      19097           11965                13139
    Jun-98           13595      19873           12067                13262
    Jul-98           13484      19662           12092                13150
    Aug-98           12774      16823           12289                12398
    Sep-98           13139      17901           12577                12712
    Oct-98           13530      19357           12510                12990
    Nov-98           13843      20530           12581                13329
    Dec-98           14166      21712           12619                13654
    Jan-99           14348      22620           12709                13803
    Feb-99           13950      21916           12486                13437
    Mar-99           14200      22793           12555                13660
    Apr-99           14475      23675           12595                13977
    May-99           14269      23116           12484                13829
    Jun-99           14521      24399           12444                14107
    Jul-99           14452      23638           12392                14037
    Aug-99           14395      23520           12386                13962
    Sep-99           14464      22875           12530                13976
    Oct-99           14766      24323           12576                14202
    Nov-99           14986      24817           12575                14502
    Dec-99           15398      26279           12514                14990
    Jan-00           15022      24960           12473                14739
    Feb-00           15269      24487           12624                15134
    Mar-00           15738      26882           12791                15488
    Apr-00           15442      26073           12754                15169
    May-00           15229      25539           12747                14973
    Jun-00           15667      26169           13012                15405
    Jul-00           15584      25761           13131                15364
    Aug-00           16085      27361           13321                15858
    Sep-00           15835      25917           13405                15676
    Oct-00           15787      25808           13493                15563
    Nov-00           15462      23774           13715                15223
    Dec-00           15815      23891           13970                15654
    Jan-01           16087      24739           14198                15955
    Feb-01           15594      22483           14321                15555
    Mar-01           15297      21057           14393                15189
    Apr-01           15732      22693           14332                15612
    May-01           15807      22845           14418                15697
    Jun-01           15770      22290           14473                15628
    Jul-01           15820      22072           14797                15675
    Aug-01           15632      20690           14967                15490
    Sep-01           15107      19018           15141                14906
    Oct-01           15410      19382           15457                15260
    Nov-01           15675      20868           15244                15559
    Dec-01           15759      21052           15147                15656
    Jan-02           15643      20744           15269                15575
    Feb-02           15592      20344           15417                15543
    Mar-02           15759      21109           15161                15740
    Apr-02           15682      19830           15456                15733
    May-02           15695      19683           15587                15725
    Jun-02           15384      18282           15723                15366
    Jul-02           14875      16858           15913                14810
    Aug-02           15045      16967           16182                14956
    Sep-02           14575      15123           16444                14500
 31-Oct-02           14903      16454           16368                14773


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. As of 10/31/02, the total number of funds in the Large-Cap, Small-Cap, Foreign and Intermediate-Term Bond Fund categories for the one- and five-year periods was 1,309, 266, 895, 690 and 629, 133, 478, 416, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO FACTS As of October 31, 2002


TOP TEN HOLDINGS 1

SECURITY                                                      % OF INVESTMENTS
--------------------------------------------------------------------------------
 (1)     SCHWAB TOTAL BOND MARKET FUND                              55.2%
--------------------------------------------------------------------------------
 (2)     SCHWAB S&P 500 FUND, SELECT SHARES                         14.9%
--------------------------------------------------------------------------------
 (3)     SCHWAB SMALL-CAP INDEX FUND, SELECT SHARES                 10.2%
--------------------------------------------------------------------------------
 (4)     SCHWAB INTERNATIONAL INDEX FUND, SELECT SHARES             10.0%
--------------------------------------------------------------------------------
 (5)     SCHWAB VALUE ADVANTAGE MONEY FUND, INVESTOR SHARES          4.9%
--------------------------------------------------------------------------------
 (6)     MICROSOFT CORP.                                             0.2%
--------------------------------------------------------------------------------
 (7)     GENERAL ELECTRIC CO.                                        0.2%
--------------------------------------------------------------------------------
 (8)     WAL-MART STORES, INC.                                       0.1%
--------------------------------------------------------------------------------
 (9)     EXXON MOBIL CORP.                                           0.1%
--------------------------------------------------------------------------------
(10)     PFIZER, INC.                                                0.1%
--------------------------------------------------------------------------------
         TOTAL                                                      95.9%

STATISTICS

                                                                PEER GROUP
                                              PORTFOLIO          AVERAGE 2
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                505                261
--------------------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)             $27,838            $24,957
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                       14.9               23.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                            1.8                3.6
--------------------------------------------------------------------------------
12-MONTH YIELD                                   3.54%              2.18%
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            32%                96%
--------------------------------------------------------------------------------
THREE-YEAR BETA                                  0.34               0.48
--------------------------------------------------------------------------------


EXPENSE RATIO

[BAR GRAPH]


PORTFOLIO             0.50% 3
PEER GROUP AVERAGE    1.25% 2


PORTFOLIO WEIGHTINGS

These charts show the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX

[PIE CHART]

57.3%  BONDS
16.8%  LARGE-CAP
10.6%  SMALL-CAP
10.3%  INTERNATIONAL
 5.0%  SHORT TERM INVESTMENTS

TARGET MIX IN NEUTRAL MARKETS

55.0%  BONDS
20.0%  LARGE-CAP
10.0%  SMALL-CAP
10.0%  INTERNATIONAL
 5.0%  SHORT TERM INVESTMENTS

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 928 funds in the Domestic
  Hybrid Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


Schwab MarketTrack Portfolios(R)

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                                 11/1/01-      11/1/00       11/1/99-      11/1/98-       11/1/97-
                                                                 10/31/02      10/31/01      10/31/00      10/31/99       10/31/98
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                            12.22         13.12         12.73         12.11           11.71
                                                                 ------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                            0.40          0.49          0.47          0.41            0.35
  Net realized and unrealized gains or losses                     (0.78)        (0.80)         0.41          0.68            0.64
                                                                 ------------------------------------------------------------------
  Total income or loss from investment operations                 (0.38)        (0.31)         0.88          1.09            0.99
Less distributions:
  Dividends from net investment income                            (0.41)        (0.50)        (0.46)        (0.40)          (0.35)
  Distributions from net realized gains                           (0.06)        (0.09)        (0.03)        (0.07)          (0.24)
                                                                 ------------------------------------------------------------------
  Total distributions                                             (0.47)        (0.59)        (0.49)        (0.47)          (0.59)
                                                                 ------------------------------------------------------------------
Net asset value at end of period                                  11.37         12.22         13.12         12.73           12.11
                                                                 ------------------------------------------------------------------
Total return (%)                                                  (3.29)        (2.39)         6.92          9.13            8.64

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets 2                                             0.50          0.50          0.56 1        0.57            0.58
Expense reductions reflected in above ratio                        0.26          0.27          0.27          0.35            0.64
Ratio of net investment income to
  average net assets                                               3.17          3.85          3.58          3.28            3.26
Portfolio turnover rate                                              32            15            16             8              58
Net assets, end of period ($ x 1,000,000)                           263           211           194           167             115

1 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

2 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)   Top ten holding
 +    New holding (since 10/31/01)
 o    Non-income producing security
 /    Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

  90.2%   OTHER INVESTMENT COMPANIES
          Market Value: $237,573
          Cost: $251,742

   5.0%   SHORT TERM INVESTMENTS
          Market Value: $13,100
          Cost: $13,100

   4.8%   COMMON STOCK
          Market Value: $12,579
          Cost: $10,412
-------------------------------------
 100.0%   TOTAL INVESTMENTS
          Market Value: $263,252
          Cost: $275,254


      SECURITY AND NUMBER OF SHARES                                 MKT. VALUE
                                                                   ($ x 1,000)
      COMMON STOCK
      4.8% of investments

      AEROSPACE / DEFENSE 0.1%
      -------------------------------------------------------------------------
      Boeing Co.    1,346                                                  40
      Crane Co.    150                                                      3
      General Dynamics Corp.   300                                         24
      Goodrich Corp.    200                                                 3
      Lockheed Martin Corp.   700                                          40
      Northrop Grumman Corp.   200                                         21
      Raytheon Co.    600                                                  18
      Rockwell Automation, Inc.   300                                       5
      Rockwell Collins, Inc.   300                                          7
      Textron, Inc.    200                                                  8
      United Technologies Corp.   700                                      43
                                                                      -------
                                                                          212

      AIR TRANSPORTATION 0.0%
      -------------------------------------------------------------------------
    o AMR Corp.    200                                                      1
      Delta Air Lines, Inc.    200                                          2
      FedEx Corp.    460                                                   24
      Southwest Airlines Co.    1,218                                      18
                                                                      -------
                                                                           45

      ALCOHOLIC BEVERAGES 0.0%
      -------------------------------------------------------------------------
      Adolph Coors Co., Class B    100                                      7
      Anheuser-Busch Cos., Inc.    1,400                                   74
      Brown-Forman Corp., Class B    100                                    7
                                                                      -------
                                                                           88

      APPAREL 0.0%
      -------------------------------------------------------------------------
   o+ Jones Apparel Group, Inc.    200                                      7
      Liz Claiborne, Inc.    200                                            6
      Nike, Inc., Class B    400                                           19
    o Reebok International Ltd.     100                                     3
      VF Corp.    200                                                       7
                                                                      -------
                                                                           42

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.1%
      -------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    100                                       1
      Cummins, Inc.    100                                                  2
      Dana Corp.     292                                                    3
      Danaher Corp.     200                                                12
      Delphi Corp.     868                                                  6
      Eaton Corp.     100                                                   7
      Ford Motor Co.    2,921                                              25
      General Motors Corp.    825                                          27
      Genuine Parts Co.     250                                             7
      Goodyear Tire & Rubber Co.     300                                    2
      Harley-Davidson, Inc.    500                                         26
    o Navistar International Corp.    100                                   2
      TRW, Inc.    200                                                     11
      Visteon Corp.    248                                                  2
                                                                      -------
                                                                          133

      BANKS 0.4%
      -------------------------------------------------------------------------
      AmSouth Bancorp.    600                                              12
      Bank of America Corp.    2,311                                      161


See financial notes.

      SECURITY AND NUMBER OF SHARES                                 MKT. VALUE
                                                                   ($ x 1,000)
      Bank of New York Co., Inc.    1,100                                  29
      Bank One Corp.    1,846                                              71
      BB&T Corp.    700                                                    25
      Comerica, Inc.    300                                                13
      Fifth Third Bancorp    867                                           55
    + First Tennessee National Corp.    200                                 7
      FleetBoston Financial Corp.    1,557                                 36
      Golden West Financial Corp.    200                                   14
      Huntington Bancshares, Inc.    423                                    8
      J.P. Morgan Chase & Co.    3,014                                     63
      KeyCorp., Inc.    700                                                17
    + Marshall & Ilsley Corp.    322                                        9
      Mellon Financial Corp.    700                                        20
      National City Corp.    1,000                                         27
    + North Fork Bancorp., Inc.    300                                     12
      Northern Trust Corp.    300                                          10
      PNC Financial Services Group, Inc.    400                            16
    o Providian Financial Corp.    400                                      2
      Regions Financial Corp.    300                                       10
      SouthTrust Corp.    500                                              13
      State Street Corp.    500                                            21
      SunTrust Banks, Inc.    400                                          24
      Synovus Financial Corp.    400                                        8
      U.S. Bancorp.    3,022                                               64
      Union Planters Corp.    300                                           9
      Wachovia Corp.    2,200                                              77
      Wells Fargo & Co.    2,660                                          134
      Zions Bancorp.    100                                                 4
                                                                   -----------
                                                                          971

      BUSINESS MACHINES & SOFTWARE 0.4%
      -------------------------------------------------------------------------
      Adobe Systems, Inc.    400                                           10
    o Apple Computer, Inc.    400                                           6
      Autodesk, Inc.    200                                                 2
    o BMC Software, Inc.    400                                             6
    o Cisco Systems, Inc.    11,100                                       124
    o Compuware Corp.    600                                                3
    o Comverse Technology, Inc.    300                                      2
    o Dell Computer Corp.    4,000                                        114
    o EMC Corp.    3,350                                                   17
    o Gateway, Inc.    500                                                  2
      Hewlett-Packard Co.    4,803                                         76
      International Business Machines Corp.    2,650                      209
    o Lexmark International, Inc., Class A   200                           12
 o(6) Microsoft Corp.   8,300                                             444
    o NCR Corp.    200                                                      4
    o Network Appliance, Inc.   500                                         5
    o Novell, Inc.    500                                                   1
    o Novellus Systems, Inc.    150                                         5
    o Oracle Corp.    8,600                                                88
      Pitney Bowes, Inc.    400                                            13
   o+ Rational Software Corp.   298                                         2
    o Sun Microsystems, Inc.    5,000                                      15
    o Unisys Corp.    500                                                   4
    o Xerox Corp.    1,000                                                  7
                                                                   -----------
                                                                        1,171

      BUSINESS SERVICES 0.2%
      -------------------------------------------------------------------------
    o Allied Waste Industries, Inc.   300                                   2
   o+ Apollo Group, Inc., Class A   300                                    12
      Automatic Data Processing, Inc.    1,000                             43
    o Cendant Corp.    1,459                                               17
      Cintas Corp.    260                                                  12
    o Citrix Systems, Inc.    300                                           2
      Computer Associates International, Inc.    850                       13
    o Computer Sciences Corp.   258                                         8
    o Concord EFS, Inc.    800                                             11
    o Convergys Corp.    174                                                3
      Deluxe Corp.    100                                                   5
   o+ eBay, Inc.    402                                                    25
      Electronic Data Systems Corp.    700                                 11
      Equifax, Inc.    200                                                  5
      First Data Corp.    1,200                                            42
    o Fiserv, Inc.    300                                                   9
      H&R Block, Inc.    300                                               13
      Interpublic Group of Cos., Inc.    600                                7
    o Intuit, Inc.    313                                                  16
    o Mercury Interactive Corp.    100                                      3
      Omnicom Group, Inc.     300                                          17
    o Parametric Technology Corp.    500                                    1
      Paychex, Inc.    525                                                 15
    o PeopleSoft, Inc.    400                                               7
    o QLogic Corp.    138                                                   5


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO--Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

      SECURITY AND NUMBER OF SHARES                                 MKT. VALUE
                                                                   ($ x 1,000)
    o Robert Half International, Inc.    300                                5
    o Siebel Systems, Inc.    600                                           5
   o+ Sungard Data Systems, Inc.    433                                    10
    o Thermo Electron Corp.    200                                          4
    o TMP Worldwide, Inc.    191                                            3
      Tyco International Ltd.    3,013                                     44
    o Veritas Software Corp.    600                                         9
      Waste Management, Inc.    1,007                                      23
    o Yahoo!, Inc.    800                                                  12
                                                                      -------
                                                                          419

      CHEMICAL 0.1%
      -------------------------------------------------------------------------
      3M Co.    600                                                        76
      Air Products & Chemicals, Inc.     400                               18
      Dow Chemical Co.    1,322                                            34
      E.I. du Pont de Nemours & Co.    1,525                               63
      Eastman Chemical Co.    100                                           4
      Ecolab, Inc.    200                                                  10
      Great Lakes Chemical Corp.    100                                     2
    o Hercules, Inc.    200                                                 2
      PPG Industries, Inc.    300                                          14
      Praxair, Inc.    200                                                 11
      Rohm & Haas Co.    373                                               12
      Sherwin-Williams Co.    300                                           8
      Sigma-Aldrich Corp.    100                                            5
                                                                      -------
                                                                          259

      CONSTRUCTION 0.0%
      -------------------------------------------------------------------------
      Centex Corp.    100                                                   5
      Fluor Corp.    100                                                    2
      KB Home Corp.    100                                                  5
      Masco Corp.    700                                                   14
    o McDermott International, Inc.    100                                --
    + Pulte Homes, Inc.    100                                              5
      The Stanley Works    100                                              3
      Vulcan Materials Co.    200                                           7
                                                                      -------
                                                                           41

      CONSUMER: DURABLE 0.0%
      -------------------------------------------------------------------------
      Black & Decker Corp.    200                                           9
      Leggett & Platt, Inc.    300                                          6
      Maytag Corp.    100                                                   3
      Whirlpool Corp.    100                                                5
                                                                      -------
                                                                           23


      CONSUMER: NONDURABLE 0.1%
      -------------------------------------------------------------------------
    o American Greetings Corp., Class A    100                              2
      Darden Restaurants, Inc.    300                                       6
   o+ Electronic Arts, Inc.    212                                         14
      Fortune Brands, Inc.    200                                          10
      Hasbro, Inc.    325                                                   3
    o International Game Technology    114                                  9
      Mattel, Inc.    650                                                  12
      McDonald's Corp.    2,000                                            36
      Newell Rubbermaid, Inc.    436                                       14
    o Starbucks Corp.    560                                               13
      Tupperware Corp.    100                                               2
      Wendy's International, Inc.    200                                    6
                                                                      -------
                                                                          127

      CONTAINERS 0.0%
      -------------------------------------------------------------------------
    + Ball Corp.    100                                                     5
      Bemis Co.    100                                                      5
    o Pactiv Corp.    300                                                   6
    o Sealed Air Corp.    153                                               2
                                                                      -------
                                                                           18

      ELECTRONICS 0.2%
      -------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    1,000                                 2
    o Advanced Micro Devices, Inc.    560                                   3
    o Agilent Technologies, Inc.    710                                    10
    o Altera Corp.    510                                                   6
    o American Power Conversion Corp.    225                                3
    o Analog Devices, Inc.    600                                          16
    o Andrew Corp.    100                                                   1
      Applied Biosystems Group -- Applera Corp.    300                      6
    o Applied Materials, Inc.    2,400                                     36
    o Applied Micro Circuits Corp.    455                                   2
    o Broadcom Corp., Class A    342                                        4
    o CIENA Corp.    500                                                    2
      Intel Corp.    10,400                                               180
      ITT Industries, Inc.    100                                           7
    o Jabil Circuit, Inc.    222                                            3
    o JDS Uniphase Corp.    2,010                                           5
    o KLA-Tencor Corp.    300                                              11


See financial notes.

      SECURITY AND NUMBER OF SHARES                                 MKT. VALUE
                                                                   ($ x 1,000)
      Linear Technology Corp.    500                                       14
    o LSI Logic Corp.    500                                                3
    o Lucent Technologies, Inc.    5,019                                    6
    o Maxim Integrated Products, Inc.    500                               16
    o Micron Technology, Inc.    900                                       14
      Molex, Inc.    250                                                    7
      Moody's Corp.    300                                                 14
      Motorola, Inc.    3,316                                              30
    o National Semiconductor Corp.   300                                    4
   o+ Nvidia Corp.    200                                                   2
      PerkinElmer, Inc.    200                                              1
    o PMC Sierra, Inc.    300                                               1
    o Power-One, Inc.    57                                                --
    o Qualcomm, Inc.    1,200                                              41
    o Sanmina-SCI Corp.    800                                              2
    o Solectron Corp.    1,000                                              2
      Symbol Technologies, Inc.    303                                      3
    o Tektronix, Inc.    200                                                4
    o Tellabs, Inc.    600                                                  5
    o Teradyne, Inc.    300                                                 4
      Texas Instruments, Inc.   2,700                                      43
    o Thomas & Betts Corp.   100                                            2
    o Univision Communications, Inc., Class A    319                        8
   o+ Waters Corp.    200                                                   5
    o Xilinx, Inc.    500                                                   9
                                                                      -------
                                                                          537

      ENERGY: RAW MATERIALS 0.1%
      -------------------------------------------------------------------------
      Anadarko Petroleum Corp.    367                                      16
      Apache Corp.    220                                                  12
      Baker Hughes, Inc.    470                                            14
   o+ BJ Services Co.    200                                                6
      Burlington Resources, Inc.    300                                    12
      Devon Energy Corp.     200                                           10
      EOG Resources, Inc.    180                                            7
      Halliburton Co.     714                                              12
    o Nabors Industries Ltd.    200                                         7
    o Noble Corp.    200                                                    6
      Occidental Petroleum Corp.   600                                     17
      Rowan Cos., Inc.    100                                               2
      Schlumberger Ltd.    900                                             36
                                                                      -------
                                                                          157

      FOOD & AGRICULTURE 0.2%
      -------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    1,014                                  14
      Campbell Soup Co.    700                                             15
      Coca-Cola Co.     3,800                                             177
      Coca-Cola Enterprises, Inc.    700                                   17
      Conagra Foods, Inc.    800                                           19
      General Mills, Inc.    582                                           24
      H.J. Heinz Co.    600                                                19
      Hershey Foods Corp.   200                                            13
      Kellogg Co.    600                                                   19
      Monsanto Co.    332                                                   6
      The Pepsi Bottling Group, Inc.    500                                14
      PepsiCo, Inc.    2,660                                              117
      Sara Lee Corp.    1,200                                              27
      Supervalu, Inc.    200                                                3
      Sysco Corp.    1,000                                                 32
      Wm. Wrigley Jr. Co.    400                                           21
                                                                      -------
                                                                          537

      GOLD 0.0%
      -------------------------------------------------------------------------
      Newmont Mining Corp. Holding Co.    643                              16

      HEALTHCARE / DRUGS & MEDICINE 0.7%
      -------------------------------------------------------------------------
      Abbott Laboratories    2,400                                        100
      Allergan, Inc.    200                                                11
      AmerisourceBergen Corp.    200                                       14
    o Amgen, Inc.    1,952                                                 91
   o+ Anthem, Inc.    250                                                  16
      Bausch & Lomb, Inc.   100                                             3
      Baxter International, Inc.    900                                    22
      Becton, Dickinson & Co.    400                                       12
    o Biogen, Inc.    200                                                   7
      Biomet, Inc.    450                                                  13
    o Boston Scientific Corp.    634                                       24
      Bristol-Myers Squibb Co.    3,000                                    74
      C.R. Bard, Inc.    100                                                6
      Cardinal Health, Inc.    700                                         48
    o Chiron Corp.    300                                                  12
      Eli Lilly & Co.    1,725                                             96
    o Forest Laboratories, Inc., Class A    300                            29
   o+ Genzyme Corp.-- General Division    325                               9
    o Guidant Corp.    500                                                 15


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued


      SECURITY AND NUMBER OF SHARES                                 MKT. VALUE
                                                                   ($ x 1,000)
      HCA, Inc.    800                                                     35
   o+ Health Management Associates, Inc., Class A    400                    8
    o HealthSouth Corp.    700                                              3
    o Humana, Inc.    200                                                   2
      IMS Health, Inc.    500                                               8
      Johnson & Johnson    4,592                                          270
    o King Pharmaceuticals, Inc.    366                                     6
    o Manor Care, Inc.    100                                               2
      McKesson Corp.    422                                                13
    o Medimmune, Inc.    300                                                8
      Medtronic, Inc.    1,900                                             85
      Merck & Co., Inc.    3,500                                          190
 (10) Pfizer, Inc.    9,575                                               304
      Pharmacia Corp.    1,952                                             84
    o Quintiles Transnational Corp.    200                                  2
      Schering-Plough Corp.    2,300                                       49
    o St. Jude Medical, Inc.    200                                         7
    o Stryker Corp.     301                                                19
      Tenet Healthcare Corp.    750                                        22
      UnitedHealth Group, Inc.    500                                      45
    o Watson Pharmaceuticals, Inc.    100                                   3
    o WellPoint Health Networks, Inc.    200                               15
      Wyeth     2,000                                                      67
    o Zimmer Holdings, Inc.    300                                         12
                                                                      -------
                                                                        1,861

      HOUSEHOLD PRODUCTS 0.1%
      -------------------------------------------------------------------------
      Alberto-Culver Co., Class B    100                                    5
      Avon Products, Inc.    400                                           19
      Clorox Co.    300                                                    13
      Colgate-Palmolive Co.    800                                         44
      The Gillette Co.    1,700                                            51
      International Flavors & Fragrances, Inc.    200                       7
      Procter & Gamble Co.    2,000                                       177
                                                                      -------
                                                                          316

      INSURANCE 0.3%
      -------------------------------------------------------------------------
    + ACE Ltd.    400                                                      12
      Aetna, Inc.    222                                                    9
      Aflac, Inc.    800                                                   24
      Allstate Corp.    1,100                                              44
      AMBAC Financial Group, Inc.    162                                   10
      American International Group, Inc.    3,979                         249
      AON Corp.    375                                                      7
      Chubb Corp.    300                                                   17
      CIGNA Corp.    200                                                    7
      Cincinnati Financial Corp.    300                                    12
      Hartford Financial Services Group, Inc.    400                       16
      Jefferson-Pilot Corp.    225                                          9
      John Hancock Financial Services, Inc.    473                         14
      Lincoln National Corp.    300                                         9
      Loews Corp.     300                                                  13
      Marsh & McLennan Cos., Inc.    800                                   37
      MBIA, Inc.     200                                                    9
      Metlife, Inc.     1,178                                              28
      MGIC Investment Corp.    200                                          8
   o+ Principal Financial Group, Inc.    550                               16
      Progressive Corp.     300                                            17
   o+ Prudential Financial, Inc.    900                                    26
      Safeco Corp.    200                                                   7
      St. Paul Cos., Inc.    356                                           12
      Torchmark Corp.     200                                               7
    o Travelers Property Casualty Corp., Class B     1,500                 20
      UnumProvident Corp.    346                                            7
      XL Capital Ltd., Class A    200                                      15
                                                                      -------
                                                                          661

      MEDIA 0.2%
      -------------------------------------------------------------------------
    o AOL Time Warner, Inc.    6,850                                      101
    o Clear Channel Communications, Inc.    867                            32
    o Comcast Corp., Special Class A    1,400                              32
      Dow Jones & Co., Inc.    100                                          3
      Gannett Co., Inc.    400                                             30
      Knight-Ridder, Inc.     100                                           6
      McGraw-Hill Cos., Inc.    300                                        19
      Meredith Corp.     100                                                5
      New York Times Co., Class A    300                                   15
      R.R. Donnelley & Sons Co.    200                                      4
      Tribune Co.    500                                                   24
    o Viacom, Inc., Class B    2,660                                      119
      The Walt Disney Co.    3,227                                         54
                                                                      -------
                                                                          444


See financial notes.

      SECURITY AND NUMBER OF SHARES                                 MKT. VALUE
                                                                   ($ x 1,000)
      MISCELLANEOUS FINANCE 0.4%
      -------------------------------------------------------------------------
      American Express Co.    2,100                                       76
      Bear Stearns Cos., Inc.    145                                       9
      Capital One Financial Corp.    300                                   9
    / Charles Schwab Corp.    2,125                                       20
      Charter One Financial, Inc.     346                                 10
      Citigroup, Inc.    7,882                                           291
      Countrywide Credit Industries, Inc.     200                         10
      Fannie Mae     1,525                                               102
      Franklin Resources, Inc.    400                                     13
      Freddie Mac     1,100                                               68
    + Goldman Sachs Group, Inc.    728                                    52
      Household International, Inc.    706                                17
      Lehman Brothers Holdings, Inc.     400                              21
      MBNA Corp.     1,957                                                40
      Merrill Lynch & Co., Inc.    1,300                                  49
      Morgan Stanley     1,730                                            67
      SLM Corp.     250                                                   26
      Stilwell Financial, Inc.     400                                     5
      T. Rowe Price Group, Inc.    200                                     6
      Washington Mutual, Inc.    1,431                                    51
                                                                     -------
                                                                         942

      NON-FERROUS METALS 0.0%
      -------------------------------------------------------------------------
      Alcoa, Inc.    1,312                                                29
      Engelhard Corp.    200                                               4
    o Freeport-McMoran Copper & Gold, Inc., Class B    300                 4
    o Phelps Dodge Corp.    135                                            4
                                                                     -------
                                                                          41

      OIL: DOMESTIC 0.0%
      -------------------------------------------------------------------------
      Amerada Hess Corp.    100                                            5
      Ashland, Inc.    100                                                 3
      ConocoPhillips    1,027                                             50
      Kerr-McGee Corp.    136                                              6
      Marathon Oil Corp.    500                                           10
      Sunoco, Inc.    100                                                  3
      Transocean, Inc.    474                                             10
      Unocal Corp.    400                                                 11
                                                                     -------
                                                                          98

      OIL: INTERNATIONAL 0.2%
      -------------------------------------------------------------------------
      ChevronTexaco Corp.   1,643                                        111
  (9) Exxon Mobil Corp.    10,468                                        353
                                                                     -------
                                                                         464

      OPTICAL & PHOTO 0.0%
      -------------------------------------------------------------------------
      Eastman Kodak Co.    500                                            17

      PAPER & FOREST PRODUCTS 0.0%
      -------------------------------------------------------------------------
      Boise Cascade Corp.    100                                           2
      Georgia-Pacific Corp.    379                                         5
      International Paper Co.    789                                      27
      Kimberly-Clark Corp.    756                                         39
    o Louisiana-Pacific Corp.    100                                       1
      MeadWestvaco Corp.    394                                            8
      Temple-Inland, Inc.    100                                           4
      Weyerhaeuser Co.    300                                             14
                                                                     -------
                                                                         100

      PRODUCER GOODS & MANUFACTURING                                     0.2%
      -------------------------------------------------------------------------
   o+ American Standard Cos., Inc.    100                                  7
      Avery Dennison Corp.   200                                          12
      Caterpillar, Inc.    600                                            24
    + Cooper Industries Ltd., Class A     100                              3
    o Corning, Inc.    1,400                                               3
      Deere & Co.    400                                                  19
      Dover Corp.    300                                                   7
      Emerson Electric Co.    700                                         34
  (7) General Electric Co.    15,300                                     386
      Honeywell International, Inc.    1,275                              30
      Illinois Tool Works, Inc.   500                                     31
      Ingersoll-Rand Co., Class A    250                                  10
      Johnson Controls, Inc.    100                                        8
      Millipore Corp.    100                                               3
      Pall Corp.    200                                                    3
      Parker Hannifin Corp.   150                                          7
      Snap-On, Inc.    100                                                 3
      W.W. Grainger, Inc.    100                                           5
                                                                     -------
                                                                         595


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO-- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

      SECURITY AND NUMBER OF SHARES                                 MKT. VALUE
                                                                   ($ x 1,000)
      RAILROAD & SHIPPING 0.0%
      -------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    600                           16
      CSX Corp.    300                                                     8
      Norfolk Southern Corp.   600                                        12
      Union Pacific Corp.    400                                          24
                                                                     -------
                                                                          60

      REAL PROPERTY 0.0%
      -------------------------------------------------------------------------
      Equity Office Properties Trust    600                               14
    + Equity Residential Properties Trust    400                          10
    + The Plum Creek Timber Co., Inc.    300                               7
    + Simon Property Group, Inc.    300                                   10
                                                                     -------
                                                                          41

      RETAIL 0.4%
      -------------------------------------------------------------------------
      Albertson's, Inc.    652                                            15
    o AutoZone, Inc.    200                                               17
    o Bed, Bath & Beyond, Inc.    400                                     14
    o Best Buy Co., Inc.    450                                            9
    o Big Lots, Inc.    200                                                3
      Circuit City Stores, Inc.-Circuit City Group    300                  3
    o Costco Wholesale Corp.   700                                        24
      CVS Corp.    600                                                    17
      Dillards, Inc., Class A    200                                       3
      Dollar General Corp.    515                                          7
      Family Dollar Stores, Inc.    300                                    9
    o Federated Department Stores, Inc.    300                             9
      The Gap, Inc.    1,362                                              16
      Home Depot, Inc.    3,600                                          104
      J.C. Penney Co., Inc. Holding Co.    400                             8
    o Kohl's Corp.    500                                                 29
    o Kroger Co.    1,200                                                 18
      The Limited Brands    818                                           13
      Lowe's Cos., Inc.     1,200                                         50
      May Department Stores Co.    500                                    12
      Nordstrom, Inc.    200                                               4
    o Office Depot, Inc.    600                                            9
    o RadioShack Corp.    300                                              6
    o Safeway, Inc.     800                                               18
      Sears, Roebuck & Co.    500                                         13
    o Staples, Inc.    750                                                12
      Target Corp.    1,400                                               42
      Tiffany & Co.    150                                                 4
      TJX Cos., Inc.    800                                               16
    o Toys `R' Us, Inc.    300                                             3
  (8) Wal-Mart Stores, Inc.    6,900                                     369
      Walgreen Co.    1,600                                               54
      Winn-Dixie Stores, Inc.   300                                        5
    o Yum! Brands, Inc.    480                                            11
                                                                     -------
                                                                         946

      STEEL 0.0%
      -------------------------------------------------------------------------
      Allegheny Technologies, Inc.   146                                   1
      Nucor Corp.    100                                                   4
      United States Steel Corp.    100                                     1
      Worthington Industries, Inc.    100                                  2
                                                                     -------
                                                                           8

      TELEPHONE 0.2%
      -------------------------------------------------------------------------
      Alltel Corp.    500                                                 25
      AT&T Corp.     5,906                                                77
    o AT&T Wireless Services, Inc.    3,865                               27
    o Avaya, Inc.    418                                                   1
      BellSouth Corp.    2,900                                            76
      CenturyTel, Inc.    250                                              7
    o Citizens Communications Co.    410                                   3
    o Nextel Communications, Inc., Class A    1,200                       13
    o Qwest Communications International, Inc.    2,524                    9
      SBC Communications, Inc.    5,175                                  133
      Scientific-Atlanta, Inc.    200                                      2
      Sprint Corp. (FON Group)    1,300                                   16
    o Sprint Corp. (PCS Group)    1,400                                    5
      Verizon Communications, Inc.    4,188                              158
                                                                     -------
                                                                         552

      TOBACCO 0.1%
      -------------------------------------------------------------------------
      Philip Morris Cos., Inc.   3,300                                   135
    + R.J. Reynolds Tobacco Holdings, Inc.    100                          4
      UST, Inc.    300                                                     9
                                                                     -------
                                                                         148


See financial notes.

      SECURITY AND NUMBER OF SHARES                                 MKT. VALUE
                                                                   ($ x 1,000)
      TRAVEL & RECREATION 0.0%
      -------------------------------------------------------------------------
      Brunswick Corp.    100                                               2
      Carnival Corp.    900                                               24
    o Harrah's Entertainment, Inc.    200                                  8
      Hilton Hotels Corp.    600                                           7
      Marriott International, Inc., Class A    400                        12
    o Sabre Holdings Corp.    244                                          5
      Starwood Hotels & Resorts Worldwide, Inc.    300                     7
                                                                     -------
                                                                          65

      TRUCKING & FREIGHT 0.0%
      -------------------------------------------------------------------------
      Paccar, Inc.    150                                                  7
      Ryder Systems, Inc.    100                                           2
    + United Parcel Service, Inc., Class B     1,762                     106
                                                                     -------
                                                                         115

      UTILITIES: ELECTRIC & GAS 0.1%
      -------------------------------------------------------------------------
    o AES Corp.    800                                                     1
      Allegheny Energy, Inc.   170                                         1
      Ameren Corp.    200                                                  8
      American Electric Power Co., Inc.    480                            12
    o Calpine Corp.    400                                                 1
      Centerpoint Energy, Inc.   474                                       3
      Cinergy Corp.    300                                                 9
      CMS Energy Corp.    200                                              2
      Consolidated Edison, Inc.     300                                   13
      Constellation Energy Group, Inc.     200                             5
      Dominion Resources, Inc.     415                                    20
      DTE Energy Co.     200                                               9
      Duke Energy Corp.     1,208                                         25
      Dynegy, Inc., Class A     500                                       --
    o Edison International     500                                         5
      El Paso Corp.     769                                                6
      Entergy Corp.     400                                               18
      Exelon Corp.     462                                                23
      FirstEnergy Corp.     533                                           17
      FPL Group, Inc.    300                                              18
      KeySpan Corp.     200                                                7
      Kinder Morgan, Inc.     176                                          6
    o Mirant Corp.     397                                                 1
      NICOR, Inc.     100                                                  3
      NiSource, Inc.     176                                               3
    o PG&E Corp.     600                                                   7
      Pinnacle West Capital Corp.     100                                  3
      PPL Corp.     200                                                    7
      Progress Energy, Inc.     354                                       15
      Public Service Enterprise Group, Inc.    300                         9
      Sempra Energy     297                                                7
      Southern Co.     1,000                                              30
      Teco Energy, Inc.     200                                            3
      TXU Corp.     400                                                    6
      Williams Cos., Inc.     700                                          1
      XCEL Energy, Inc.     510                                            5
                                                                     -------
                                                                         309

      OTHER INVESTMENT COMPANIES
      90.2% of investments

 /(4) Schwab International Index Fund(R),
      Select Shares    2,500,579                                      26,181
 /(2) Schwab S&P 500 Fund, Select Shares    2,844,315                 39,337
 /(3) Schwab Small-Cap Index Fund(R), Select Shares    2,019,318      26,816
 /(1) Schwab Total Bond Market Fund     14,183,468                   145,239
                                                                     -------
                                                                     237,573


      SHORT TERM INVESTMENTS
      5.0% of investments

 /(5) Schwab Value Advantage
      Money Fund(R), Investor
      Shares 12,864,332                                               12,864


      SECURITY                                     FACE VALUE
       RATE, MATURITY DATE                         ($ x 1,000)
      HSBC Bank, USA
      Grand Cayman Time Deposit
      2.05%, 11/01/02                                   236              236
                                                                     -------
                                                                      13,100


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------------
Investments, at market value                                       $ 263,252 a
Receivables:
Fund shares sold                                                         284
Dividends                                                                 39
Prepaid expenses                                               +          12
                                                               -------------
TOTAL ASSETS                                                         263,587

LIABILITIES
----------------------------------------------------------------------------
Payables:
Fund shares redeemed                                                     142
Investment adviser and administrator fees                                  4
Transfer agent and shareholder service fees                                5
Accrued expenses                                               +          49
                                                               -------------
TOTAL LIABILITIES                                                        200

NET ASSETS
----------------------------------------------------------------------------
TOTAL ASSETS                                                         263,587
TOTAL LIABILITIES                                              -         200
                                                               -------------
NET ASSETS                                                         $ 263,387

NET ASSETS BY SOURCE

Capital received from investors                                      278,698
Net investment income not yet distributed                                528
Net realized capital losses                                           (3,837)
Net unrealized capital losses                                        (12,002)


NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS    /    OUTSTANDING   =   NAV
$263,387           23,166            $11.37

a The fund paid $275,254 for these securities. Not counting short-term obligations and government securities, the fund paid $141,083 for securities during the report period and received $73,440 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

SCHWAB EQUITY INDEX FUNDS

S&P 500 Fund                                  0.7%
Small-Cap Index Fund(R)                       2.0%
International Index Fund(R)                   2.7%
SCHWAB BOND FUNDS
Total Bond Market Fund                       14.4%
SCHWAB MONEY FUNDS
Value Advantage
Money Fund(R)                       Less than 0.1%


FEDERAL TAX DATA

PORTFOLIO COST                          $ 278,082
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $   8,941
Losses                               +    (23,771)
                                     ------------
                                         ($14,830)

UNDISTRIBUTED EARNINGS:

Ordinary income                         $     528
Long-term capital gains                 $      --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                     Loss amount
2010                                   $    1,009


See financial notes.

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
----------------------------------------------------------------------------
Dividends                                                             $8,806 a
Interest                                                         +         8
                                                                 -----------
TOTAL INVESTMENT INCOME                                                8,814

NET REALIZED GAINS AND LOSSES
----------------------------------------------------------------------------
Net realized losses on investments sold                               (2,680)
Net realized gains received from underlying funds                +       732
                                                                 -----------
NET REALIZED LOSSES                                                   (1,948)

NET UNREALIZED GAINS AND LOSSES
----------------------------------------------------------------------------
Net unrealized losses on investments                                 (15,307)

EXPENSES
----------------------------------------------------------------------------
Investment adviser and administrator fees                              1,056 b
Transfer agent and shareholder service fees                              600 c
Trustees' fees                                                             8 d
Custodian fees                                                            32
Portfolio accounting fees                                                 34
Professional fees                                                         24
Registration fees                                                         27
Shareholder reports                                                       25
Other expenses                                                   +        13
                                                                 -----------
Total expenses                                                         1,819
Expense reduction                                                -       619 e
                                                                 -----------
NET EXPENSES                                                           1,200

DECREASE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                8,814
NET EXPENSES                                                     -     1,200
                                                                 -----------
NET INVESTMENT INCOME                                                  7,614
NET REALIZED LOSSES                                                   (1,948) f
NET UNREALIZED LOSSES                                            +   (15,307) f
                                                                 -----------
DECREASE IN NET ASSETS FROM OPERATIONS                               ($9,641)

a An additional $1 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 28, 2003, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $17,255.


See financial notes.

\MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
----------------------------------------------------------------------------
                                        11/1/01-10/31/02    11/1/00-10/31/01
Net investment income                         $    7,614           $   7,825
Net realized gains or losses                      (1,948)                182
Net unrealized losses                   +        (15,307)            (13,096)
                                        ------------------------------------
DECREASE IN NET ASSETS

FROM OPERATIONS                                   (9,641)             (5,089)

DISTRIBUTIONS PAID
----------------------------------------------------------------------------
Dividends from net investment income               7,675               7,921 a
Distributions from net realized gains   +          1,042               1,310
                                        ------------------------------------
TOTAL DISTRIBUTIONS PAID                       $   8,717           $   9,231 b


TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                             11/1/01-10/31/02             11/1/00-10/31/01
                            QUANTITY      VALUE          QUANTITY     VALUE
Shares sold                 10,860       $128,363          5,483    $69,001
Shares reinvested              710          8,460            695      8,687
Shares redeemed         +   (5,685)       (66,334)        (3,716)   (46,604)
                        ---------------------------------------------------
NET INCREASE                 5,885        $70,489          2,462    $31,084

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                              11/1/01-10/31/02           11/1/00-10/31/01
                           SHARES      NET ASSETS      SHARES     NET ASSETS
Beginning of period        17,281       $211,256       14,819      $194,492
Total increase         +    5,885         52,131        2,462        16,764 c
                       ----------------------------------------------------
END OF PERIOD              23,166       $263,387       17,281      $211,256 d

a UNAUDITED
  For corporations, 18% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax basis components of distributions paid for the current period are:

  Ordinary income             $7,675
  Long-term capital gains     $1,042

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $528 and $589 at the end of the current period and the prior period, respectively.

See financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year, except for the Conservative Portfolio, which makes income distributions quarterly.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST  organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund(TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Hedged Equity Fund(TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                         AMOUNT
                                       OUTSTANDING      AVERAGE        AVERAGE
                                       AT 10/31/02     BORROWING*     INTEREST
FUND                                   ($ x 1,000)    ($ x 1,000)     RATE* (%)
--------------------------------------------------------------------------------
MARKETTRACK
GROWTH PORTFOLIO                           --             225           2.26
--------------------------------------------------------------------------------
MARKETTRACK
BALANCED PORTFOLIO                         --             227           2.18
--------------------------------------------------------------------------------
MARKETTRACK
CONSERVATIVE PORTFOLIO                     --             323           2.11
--------------------------------------------------------------------------------

* For the year ended October 31, 2002.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab MarketTrack Portfolios(R)

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: Valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues. REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (four of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the "funds") at October 31, 2002, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 6, 2002


Schwab MarketTrack Portfolios(R)

FUND TRUSTEES unaudited

   A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

   Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

   Each of the SchwabFunds (of which there were 45 as of 10/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:                Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                 Family of Funds, 1989;         Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                        Investments, 1991;             Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                        Capital Trust, 1993;           Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                        Annuity Portfolios,1994.       International Holdings, Inc.; Director, U.S. Trust Corp., United States
                                                       Trust Co. of New York, The Gap, Inc. (clothing retailer), Audiobase,
                                                       Inc. (Internet audio solutions), Vodaphone AirTouch PLC (telecom),
                                                       Siebel Systems (software), Xign, Inc. (electronic payment systems).
                                                       Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99: Director,
                                                       Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                       (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                       Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1   Trustee: 2000                  Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                  (all trusts).                  Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                       Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                       Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                       TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                       Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                       Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                       for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                       Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                       Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1      Trustee: 2002      EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                 (all trusts).      Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                 President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).                  EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                       American Century Investment Management; Director, American
                                                       Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                       Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                       Equity Portfolio Management, Twentieth Century Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal           SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                  Financial Officer              The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).                  Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment          SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer                        Management, Inc.; Chief Investment Officer, The Charles Schwab
                        (all trusts).                  Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary                      SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                 (all trusts).                  Investment Management, Inc. Until 6/98: Branch Chief in
                                                       Enforcement, U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

Schwab MarketTrack Portfolios(R)

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).             Chair, JDN Corp. Advisory LLC; Director, Stanford University, America
8/13/60                                                First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                       (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                       (research), LookSmart, Ltd. (Internet infrastructure), PMI Group,
                                                       Inc. (mortgage insurance), Lucile Packard Children's Hospital. 2001:
                                                       Special Advisor to the President, Stanford University. Until 2001:
                                                       VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;         CEO, Dorward & Associates (management, marketing and
9/23/31                 Investments, 1991;             communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;           Grey Advertising.
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).             Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                               (manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                       (aircraft leasing), Mission West Properties (commercial real estate),
                                                       Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                       School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;         Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;             services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).             Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                       (investments--Netherlands), Cooper Industries (electrical products);
                                                       Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;             Chair, CEO, North American Trust (real estate investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;         Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;             investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------

Glossary

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

Schwab MarketTrack Portfolios(R)

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goal. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO
80155-3812
When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM)may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS

Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM) formerly Analytics Fund
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM) formerly MarketManager Portfolios
   U.S. MarketMasters Fund(TM)
   Small-Cap MarketMasters Fund(TM)
   International MarketMasters Fund(TM)
   Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS

Schwab MarketTrack Portfolios(R)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio

BOND FUNDS

Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER

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101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless
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